UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-07250

           The BlackRock Broad Investment Grade 2009 Term Trust Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          100 Bellevue Parkway, Wilmington, DE                        19809
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                           Robert S. Kapito, President
           The BlackRock Broad Investment Grade 2009 Term Trust Inc.
                    40 East 52nd Street, New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (302) 797-2449

Date of fiscal year end: 10/31/03

Date of reporting period: 4/30/03

ITEM 1.  REPORTS TO STOCKHOLDERS.
The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:



BlackRock
Closed-End Funds

Semi-Annual Report

APRIL 30, 2003 (UNAUDITED)


BlackRock Broad Investment Grade 2009 Term Trust (BCT)

BlackRock Core Bond Trust (BHK)

BlackRock High Yield Trust (BHY)

BlackRock Income Opportunity Trust (BNA)

BlackRock Income Trust (BKT)

BlackRock Strategic Bond Trust (BHD)


                                                                [BLACKROCK LOGO]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                                TABLE OF CONTENTS



Letter to Shareholders ....................................................   1

Trust Summaries ...........................................................   2

Portfolios of Investments .................................................   8

Financial Statements

   Statements of Assets and Liabilities ...................................  33

   Statements of Operations ...............................................  35

   Statements of Cash Flows ...............................................  37

   Statements of Changes in Net Assets ....................................  39

Financial Highlights ......................................................  42

Notes to Financial Statements .............................................  48

Dividend Reinvestment Plans ...............................................  56

Additional Information ....................................................  56







--------------------------------------------------------------------------------

                        PRIVACY PRINCIPLES OF THE TRUSTS

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS

                                                                    May 31, 2003

Dear Shareholder:

         We are pleased to report that during the semi-annual period, the Trusts continued to provide monthly income, as well as the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts' unaudited financial statements and a listing of the portfolios' holdings.

         The portfolio management team continuously monitors the fixed income markets and adjusts the portfolios in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

         The following table shows the Trusts' yields, closing market prices per share and net asset values ("NAV") per share as of April 30, 2003.

-------------------------------------------------------------------------------------------------
                       TRUST                                   YIELD(1)    MARKET PRICE     NAV
-------------------------------------------------------------------------------------------------
BlackRock Broad Investment Grade 2009 Term Trust (BCT)            5.49%       $16.40      $16.98
-------------------------------------------------------------------------------------------------
BlackRock Core Bond Trust (BHK)                                   8.06         14.88       15.31
-------------------------------------------------------------------------------------------------
BlackRock High Yield Trust (BHY)                                 11.30         10.29        6.55
-------------------------------------------------------------------------------------------------
BlackRock Income Opportunity Trust (BNA)                          7.52         11.17       12.27
-------------------------------------------------------------------------------------------------
BlackRock Income Trust (BKT)                                      7.59          8.07        7.55
-------------------------------------------------------------------------------------------------
BlackRock Strategic Bond Trust (BHD)                              9.83         14.65       14.27
-------------------------------------------------------------------------------------------------

(1) Yield is based on market price.


         BlackRock, Inc. ("BlackRock"), a world leader in asset management, has a proven commitment to fixed income. As of March 31, 2003, BlackRock managed $187 billion in bonds, including 16 open-end and 44 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world's largest institutional investors. BlackRock Advisors, Inc., which manages the Trusts, is a wholly owned subsidiary of BlackRock, Inc.

         On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.


Sincerely,


/s/ Laurence D. Fink                              /s/ Ralph L. Schlosstein

Laurence D. Fink                                  Ralph L. Schlosstein
Chief Executive Officer                           President
BlackRock Advisors, Inc.                          BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
APRIL 30, 2003

------------------------------------------------
BlackRock Broad Investment Grade 2009 Term Trust
------------------------------------------------


                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on American Stock Exchange:                                     BCT
--------------------------------------------------------------------------------
Initial Offering Date:                                            June 17, 1993
--------------------------------------------------------------------------------
Closing Market Price as of 4/30/03:                                  $16.40
--------------------------------------------------------------------------------
Net Asset Value as of 4/30/03:                                       $16.98
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 4/30/03 ($16.40):(1)               5.49%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                           $ 0.075
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                        $ 0.900
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) The distribution is not constant and is subject to change.


The table below summarizes the changes in the Trust's market price and NAV:

               -----------------------------------------------------------------
                   4/30/03      10/31/02     CHANGE         HIGH          LOW
--------------------------------------------------------------------------------
MARKET PRICE       $16.40        $16.18        1.36%        $16.55      $15.84
-------------------------------------------------------------------------------
NAV                $16.98        $17.33       (2.02)%       $17.38      $16.86
--------------------------------------------------------------------------------


The following charts show the Trust's asset composition and credit quality allocations:

--------------------------------------------------------------------------------
                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
COMPOSITION                                     APRIL 30, 2003  OCTOBER 31, 2002
--------------------------------------------------------------------------------
U.S. Government and Agency Securities                49%               36%
--------------------------------------------------------------------------------
Agency Multiple Class Mortgage Pass-Throughs         14                18
--------------------------------------------------------------------------------
Inverse Floating Rate Mortgages                      13                18
--------------------------------------------------------------------------------
Corporate Bonds                                       9                10
--------------------------------------------------------------------------------
Interest Only Mortgage-Backed Securities              7                 8
--------------------------------------------------------------------------------
Taxable Municipal Bonds                               5                 5
--------------------------------------------------------------------------------
Mortgage Pass-Throughs                                2                 2
--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities                 1                 1
--------------------------------------------------------------------------------
Asset-Backed Securities                              --                 2
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                            RATING % OF CORPORATES*
--------------------------------------------------------------------------------
CREDIT RATING                                   APRIL 30, 2003  OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                               10%                8%
--------------------------------------------------------------------------------
AA/Aa                                                 22                19
--------------------------------------------------------------------------------
A                                                     40                42
--------------------------------------------------------------------------------
BBB/Baa                                               28                30
--------------------------------------------------------------------------------
BB/Ba                                                 --                 1
--------------------------------------------------------------------------------

----------
* Using the higher of Standard & Poor's ("S&P"), Moody's Investors Service ("Moody's") or Fitch Ratings ("Fitch") rating. Corporate bonds represented approximately 11.4% and 13.3% of net assets on April 30, 2003 and October 31, 2002, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2003

-------------------------
BlackRock Core Bond Trust
-------------------------


                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                  BHK
--------------------------------------------------------------------------------
Initial Offering Date:                                       November 27, 2001
--------------------------------------------------------------------------------
Closing Market Price as of 4/30/03:                               $14.88
--------------------------------------------------------------------------------
Net Asset Value as of 4/30/03:                                    $15.31
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 4/30/03 ($14.88):(1)            8.06%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                        $ 0.10
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                     $ 1.20
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) The distribution is not constant and is subject to change.


The table below summarizes the changes in the Trust's market price and NAV:

                 ---------------------------------------------------------------
                   4/30/03      10/31/02      CHANGE         HIGH          LOW
--------------------------------------------------------------------------------
MARKET PRICE        $14.88       $13.82        7.67%        $14.95       $13.45
--------------------------------------------------------------------------------
NAV                 $15.31       $14.33        6.84%        $15.31       $14.36
--------------------------------------------------------------------------------


The following charts show the Trust's asset composition and credit quality allocations:

--------------------------------------------------------------------------------
                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
COMPOSITION                                   APRIL 30, 2003    OCTOBER 31, 2002
--------------------------------------------------------------------------------
Corporate Bonds                                    48%                44%
--------------------------------------------------------------------------------
Mortgage Pass-Throughs                             26                 28
--------------------------------------------------------------------------------
U.S. Government and Agency Securities              12                 17
--------------------------------------------------------------------------------
Foreign Government Bonds                            8                  3
--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities               3                  6
--------------------------------------------------------------------------------
Interest Only Mortgage-Backed Securities            2                  2
--------------------------------------------------------------------------------
Taxable Municipal Bonds                             1                 --
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             RATING % OF CORPORATES*
--------------------------------------------------------------------------------
CREDIT RATING                                 APRIL 30, 2003    OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                            11%                14%
--------------------------------------------------------------------------------
AA/Aa                                               6                  6
--------------------------------------------------------------------------------
A                                                  23                 20
--------------------------------------------------------------------------------
BBB/Baa                                            18                 18
--------------------------------------------------------------------------------
BB/Ba                                              12                 10
--------------------------------------------------------------------------------
B                                                  27                 29
--------------------------------------------------------------------------------
CCC/Caa                                             3                  1
--------------------------------------------------------------------------------
Not Rated                                          --                  2
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating. Corporate bonds represented approximately 67.8% and 62.1% of net assets on April 30, 2003 and October 31, 2002, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2003

--------------------------
BlackRock High Yield Trust
--------------------------


                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                    BHY
--------------------------------------------------------------------------------
Initial Offering Date:                                         December 23, 1998
--------------------------------------------------------------------------------
Closing Market Price as of 4/30/03:                                 $10.29
--------------------------------------------------------------------------------
Net Asset Value as of 4/30/03:                                      $ 6.55
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 4/30/03 ($10.29):(1)             11.30%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                          $ 0.096875
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                       $ 1.162500
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the annualized distribution per share as of April 30, 2003 by the closing market price.

(2) Effective June 2, 2003, the monthly distribution per share has been changed to $0.0905. The distribution is not constant and is subject to change.


The table below summarizes the changes in the Trust's market price and NAV:

                 ---------------------------------------------------------------
                   4/30/03     10/31/02       CHANGE         HIGH           LOW
--------------------------------------------------------------------------------
MARKET PRICE       $10.29        $8.68        18.55%        $10.50         $7.91
--------------------------------------------------------------------------------
NAV                $ 6.55        $6.13         6.85%        $ 6.55         $6.02
--------------------------------------------------------------------------------


The following chart shows the Trust's credit quality allocations:

--------------------------------------------------------------------------------
                             RATING % OF CORPORATES*
--------------------------------------------------------------------------------
CREDIT RATING                              APRIL 30, 2003       OCTOBER 31, 2002
--------------------------------------------------------------------------------
BBB/Baa                                         --%                    4%
--------------------------------------------------------------------------------
BB/Ba                                           16                    18
--------------------------------------------------------------------------------
B                                               60                    62
--------------------------------------------------------------------------------
CCC/Caa                                         18                    10
--------------------------------------------------------------------------------
CC/Ca                                            1                     3
--------------------------------------------------------------------------------
C                                                1                    --
--------------------------------------------------------------------------------
Not Rated                                        4                     3
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating. Corporate bonds represented approximately 140.9% and 144.5% of net assets on April 30, 2003 and October 31, 2002, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2003

----------------------------------
BlackRock Income Opportunity Trust
----------------------------------


                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                    BNA
--------------------------------------------------------------------------------
Initial Offering Date:                                         December 20, 1991
--------------------------------------------------------------------------------
Closing Market Price as of 4/30/03:                                 $11.17
--------------------------------------------------------------------------------
Net Asset Value as of 4/30/03:                                      $12.27
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 4/30/03 ($11.17):(1)              7.52%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                          $ 0.07
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                       $ 0.84
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) The distribution is not constant and is subject to change.


The table below summarizes the changes in the Trust's market price and NAV:

                 ---------------------------------------------------------------
                    4/30/03      10/31/02       CHANGE        HIGH          LOW
--------------------------------------------------------------------------------
MARKET PRICE        $11.17        $10.50         6.38%       $11.20       $10.37
--------------------------------------------------------------------------------
NAV                 $12.27        $11.83         3.72%       $12.27       $11.65
--------------------------------------------------------------------------------


The following charts show the Trust's asset composition and credit quality allocations:

--------------------------------------------------------------------------------
                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
COMPOSITION                                  APRIL 30, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
Corporate Bonds                                   52%                 30%
--------------------------------------------------------------------------------
Mortgage Pass-Throughs                            37                  55
--------------------------------------------------------------------------------
U.S. Government and Agency Securities              5                   7
--------------------------------------------------------------------------------
Federal Housing Administration                     3                   4
--------------------------------------------------------------------------------
Interest Only Mortgage-Backed Securities           1                   1
--------------------------------------------------------------------------------
Inverse Floating Rate Mortgages                    1                   1
--------------------------------------------------------------------------------
Principal Only Mortgage-Backed Securities          1                   2
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             RATING % OF CORPORATES*
--------------------------------------------------------------------------------
CREDIT RATING                                APRIL 30, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                            9%                 14%
--------------------------------------------------------------------------------
AA/Aa                                             12                   8
--------------------------------------------------------------------------------
A                                                 21                  21
--------------------------------------------------------------------------------
BBB/Baa                                           21                  13
--------------------------------------------------------------------------------
BB/Ba                                             16                  24
--------------------------------------------------------------------------------
B                                                 20                  20
--------------------------------------------------------------------------------
CCC/Caa                                            1                  --
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating. Corporate bonds represented approximately 73.4% and 40.9% of net assets on April 30, 2003 and October 31, 2002, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2003

----------------------
BlackRock Income Trust
----------------------


                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                      BKT
--------------------------------------------------------------------------------
Initial Offering Date:                                             July 22, 1988
--------------------------------------------------------------------------------
Closing Market Price as of 4/30/03:                                    $8.07
--------------------------------------------------------------------------------
Net Asset Value as of 4/30/03:                                         $7.55
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 4/30/03 ($8.07):(1)                 7.59%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                             $0.051042
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                          $0.612504
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) The distribution is not constant and is subject to change.


The table below summarizes the changes in the Trust's market price and NAV:

                ----------------------------------------------------------------
                    4/30/03      10/31/02     CHANGE         HIGH          LOW
--------------------------------------------------------------------------------
MARKET PRICE         $8.07         $8.07        --          $8.17         $7.80
--------------------------------------------------------------------------------
NAV                  $7.55         $8.13      (7.13)%       $8.09         $7.48
--------------------------------------------------------------------------------


The following chart shows the Trust's asset composition:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
COMPOSITION                                     APRIL 30, 2003  OCTOBER 31, 2002
--------------------------------------------------------------------------------
Mortgage Pass-Throughs                                43%              48%
--------------------------------------------------------------------------------
U.S. Government and Agency Securities                 20               16
--------------------------------------------------------------------------------
Principal Only Mortgage-Backed Securities             11                8
--------------------------------------------------------------------------------
Inverse Floating Rate Mortgages                        8                9
--------------------------------------------------------------------------------
Interest Only Mortgage-Backed Securities               8                8
--------------------------------------------------------------------------------
FHA Project Loans                                      4                5
--------------------------------------------------------------------------------
Agency Multiple Class Mortgage Pass-Throughs           2                2
--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities                  2                2
--------------------------------------------------------------------------------
Non-Agency Multiple Class Mortgage Pass-Throughs       1                1
--------------------------------------------------------------------------------
Adjustable Rate Mortgage Securities                   --                1
--------------------------------------------------------------------------------
Other                                                  1               --
--------------------------------------------------------------------------------

TRUST SUMMARIES (unaudited)
APRIL 30, 2003

------------------------------
BlackRock Strategic Bond Trust
------------------------------


                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                    BHD
--------------------------------------------------------------------------------
Initial Offering Date:                                         February 26, 2002
--------------------------------------------------------------------------------
Closing Market Price as of 4/30/03:                                 $14.65
--------------------------------------------------------------------------------
Net Asset Value as of 4/30/03:                                      $14.27
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 4/30/03 ($14.65):(1)              9.83%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                          $ 0.12
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                       $ 1.44
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the annualized distribution per share as of April 30, 2003 by the closing market price.

(2) Effective June 2, 2003, the monthly distribution per share has been changed to $0.13. The distribution is not constant and is subject to change.


The table below summarizes the changes in the Trust's market price and NAV:

                ----------------------------------------------------------------
                   4/30/03      10/31/02       CHANGE         HIGH          LOW
--------------------------------------------------------------------------------
MARKET PRICE        $14.65       $12.35        18.62%        $14.70       $12.41
--------------------------------------------------------------------------------
NAV                 $14.27       $12.63        12.98%        $14.27       $12.91
--------------------------------------------------------------------------------


The following chart shows the Trust's credit quality allocations:

--------------------------------------------------------------------------------
                             RATING % OF CORPORATES*
--------------------------------------------------------------------------------
CREDIT RATING                             APRIL 30, 2003        OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                         1%                     1%
--------------------------------------------------------------------------------
AA/Aa                                           4                      6
--------------------------------------------------------------------------------
A                                              11                     10
--------------------------------------------------------------------------------
BBB/Baa                                        10                     12
--------------------------------------------------------------------------------
BB/Ba                                          27                     29
--------------------------------------------------------------------------------
B                                              44                     41
--------------------------------------------------------------------------------
CCC/Caa                                         2                     --
--------------------------------------------------------------------------------
Not Rated                                       1                      1
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating. Corporate bonds represented approximately 142.0% and 143.4% of net assets on April 30, 2003 and October 31, 2002, respectively.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

------------------------------------------------
BlackRock Broad Investment Grade 2009 Term Trust
------------------------------------------------

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--130.8%
                        MORTGAGE PASS-THROUGHS--2.5%
                        Federal National Mortgage Assoc.,
              $1,085      5.50%, 1/01/17 - 2/01/17 ................................................................ $  1,129,219
                 108      6.50%, 7/01/29 ..........................................................................      112,965
                                                                                                                    ------------
                        Total Mortgage Pass-Throughs ..............................................................    1,242,184
                                                                                                                    ------------
                        AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--17.6%
                        Federal Home Loan Mortgage Corp.,
               2,168      Ser. 1510, Class G, 5/15/13 .............................................................    2,438,068
                 400      Ser. 1534, Class IG, 2/15/10 ............................................................      417,860
                 253      Ser. 1601, Class SD, 10/15/08 ...........................................................      258,403
                        Federal National Mortgage Assoc.,
                 405      Ser. 13, Class SJ, 2/25/09 ..............................................................      420,193
                 180      Ser. 43, Class E, 4/25/22 ...............................................................      192,767
               1,000      Ser. 49, Class H, 4/25/13 ...............................................................    1,137,290
                  30      Ser. 69, Class Z, 1/25/22 ...............................................................       30,506
               3,146      Ser. 87, Class J, 4/25/22 ...............................................................    3,222,794
                 629      Ser. 214, Class SK, 12/25/08 ............................................................      721,506
                                                                                                                    ------------
                        Total Agency Multilple Class Mortgage Pass-Throughs .......................................    8,839,387
                                                                                                                    ------------
                        INVERSE FLOATING RATE MORTGAGES--17.2%
    AAA          462    Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 11/25/23 ..........................      549,245
    AAA          550    Countrywide Funding Corp., Ser. 2, Class A-12S, 2/25/09 ...................................      574,923
    AAA          723    Countrywide Mortgage-Backed Securities, Inc., Ser. D, Class A-15, 1/25/09 .................      733,815
                        Federal Home Loan Mortgage Corp.,
                 336      Ser. 1425, Class SB, 12/15/07 ...........................................................      430,945
                 193      Ser. 1506, Class S, 5/15/08 .............................................................      221,905
                 255      Ser. 1515, Class S, 5/15/08 .............................................................      273,866
                  37      Ser. 1580, Class SD, 9/15/08 ............................................................       37,712
                 232      Ser. 1618, Class SA, 11/15/08 ...........................................................      240,370
                 395      Ser. 1621, Class SH, 11/15/22 ...........................................................      422,538
                 445      Ser. 1626, Class SA, 12/15/08 ...........................................................      447,634
                 329      Ser. 1661, Class SB, 1/15/09 ............................................................      355,204
                 481      Ser. 1688, Class S, 12/15/13 ............................................................      512,700
                        Federal National Mortgage Assoc.,
                   8      Ser. 156, Class SE, 10/25/19 ............................................................        7,683
                 528      Ser. 187, Class SB, 10/25/07 ............................................................      627,376
                 381      Ser. 190, Class S, 11/25/07 .............................................................      483,462
                 433      Ser. 191, Class SD, 10/25/08 ............................................................      515,306
                 354      Ser. 202, Class VB, 11/25/23 ............................................................      396,146
                 453      Ser. 214, Class SH, 12/25/08 ............................................................      502,420
    AAA          600    PaineWebber Mortgage Acceptance Corp., Ser. 6, Class A-9, 4/25/09 .........................      624,750
                        Residential Funding Mortgage Securities I, Inc.,
    AAA          323      Ser. S23, Class A-12, 6/25/08 ...........................................................      330,300
    AAA          334      Ser. S23, Class A-16, 6/25/08 ...........................................................      342,810
                                                                                                                    ------------
                        Total Inverse Floating Rate Mortgages .....................................................    8,631,110
                                                                                                                    ------------
                        INTEREST ONLY MORTGAGE-BACKED SECURITIES--9.2%
                            Federal Home Loan Mortgage Corp.,
                   3      Ser. 65, Class I, 8/15/20 ...............................................................       54,947
                   1      Ser. 141, Class H, 5/15/21 ..............................................................        2,384
                   4      Ser. 1114, Class J, 7/15/06 .............................................................       42,797
                   3      Ser. 1285, Class M, 5/15/07 .............................................................       31,441
               1,321      Ser. 1645, Class IB, 9/15/08 ............................................................      121,814
               1,465      Ser. 2063, Class PU, 10/15/26 ...........................................................       37,081
               3,177      Ser. 2081, Class S, 5/15/25 .............................................................       45,674
               1,889      Ser. 2306, Class PM, 5/15/26 ............................................................       47,232
               3,224      Ser. 2370, Class EI, 2/15/21 ............................................................       26,197
               5,308      Ser. 2376, Class MI, 7/15/11 ............................................................      106,168
               2,137      Ser. 2417, Class EI, 3/15/12 ............................................................       34,916
               1,728      Ser. 2462, Class NI, 8/15/21 ............................................................      196,608
               3,235      Ser. 2513, Class BI, 12/15/15 ...........................................................      256,747
               3,100      Ser. 2542, Class IY, 5/15/16 ............................................................      232,500



                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        INTEREST ONLY MORTGAGE-BACKED SECURITIES--(CONT'D)
             $ 2,688      Ser. 2543, Class IJ, 10/15/12 ........................................................... $    284,802
               4,000      Ser. 2543, Class IM, 9/15/12 ............................................................      425,792
               5,419      Ser. 2572, Class IT, 5/15/19 ............................................................      614,666
                        Federal National Mortgage Assoc.,
                   1      Ser. G-21, Class L, 7/25/21 .............................................................       21,967
                   9      Ser. 8, Class HA, 1/25/08 ...............................................................      130,225
               1,357      Ser. 9, Class IB, 5/25/27 ...............................................................       15,266
               2,117      Ser. 14, Class PI, 4/25/12 ..............................................................       23,822
                 918      Ser. 20, Class SL, 9/25/08 ..............................................................      168,121
               5,007      Ser. 22, Class SE, 11/25/23 .............................................................        9,261
                 517      Ser. 29, Class BE, 5/25/28 ..............................................................        4,771
                 597      Ser. 30, Class QG, 12/18/25 .............................................................        7,278
                 243      Ser. 39, Class PE, 1/25/23 ..............................................................       20,641
                 898      Ser. 42, Class SO, 3/25/23 ..............................................................       56,756
                  23      Ser. 49, Class L, 4/25/13 ...............................................................      197,653
                  23      Ser. 51, Class K, 4/25/07 ...............................................................      290,760
                   3      Ser. 72, Class H, 7/25/06 ...............................................................       37,991
               4,272      Ser. 80, Class PI, 9/25/23 ..............................................................      202,898
               2,000      Ser. 82, Class IR, 9/25/12 ..............................................................      231,250
               1,463      Ser. 90, Class M, 1/25/28 ...............................................................      242,557
                  15      Ser. 174, Class S, 9/25/22 ..............................................................       43,900
                 458      Ser. 194, Class PV, 6/25/08 .............................................................       34,603
               3,334      Ser. 208, Class S, 2/25/23 ..............................................................      162,512
                 508      Ser. 223, Class PT, 10/25/23 ............................................................       50,150
                 267    PNC Mortgage Securities Corp., Ser. 8, Class 4-X, 10/25/13 ................................        9,934
                 446    Residential Funding Mortgage Securities I, Inc., Ser. S44, Class A-4, 11/25/23 ............        3,412
               9,549    Structured Asset Securities Corp., Ser. ALS1, Class 3AX, 5/25/29 ..........................       25,364
              30,900    Vendee Mortgage Trust, Ser. 1, Class 1IO, 10/15/31 ........................................       62,766
                                                                                                                    ------------
                        Total Interest Only Mortgage-Backed Securities ............................................    4,615,624
                                                                                                                    ------------
                        PRINCIPAL ONLY MORTGAGE-BACKED SECURITIES--0.1%
    Aaa           66    Salomon Brothers Mortgage Securities Inc. VI, Ser. 3, Class A, 10/23/17 ...................       66,045
                                                                                                                    ------------
                        COMMERCIAL MORTGAGE-BACKED SECURITIES--1.7%
    AAA          750    New York City Mortgage Loan Trust, Multifamily, Ser. 1996, Class A-2, 6.75%, 6/25/11(2)....      853,693
                                                                                                                    ------------
                        ASSET-BACKED SECURITIES--0.1%
    NR           239    Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 3/15/06(2,4,5) .................       10,745
                        Structured Mortgage Asset Residential Trust,(4,5,6)
    NR           578      Ser. 2, 8.24%, 3/15/06 ..................................................................       17,331
    NR           640      Ser. 3, 8.724%, 4/15/06 .................................................................       19,212
                                                                                                                    ------------
                        Total Asset-Backed Securities .............................................................       47,288
                                                                                                                    ------------
                        U.S. GOVERNMENT AND AGENCY SECURITIES--64.0%
                 240    Small Business Investment Companies, Ser. P10A-1, 6.12%, 2/01/08 ..........................      253,549
             27,0003    U.S. Treasury Bond, Zero Coupon, 11/15/09 .................................................   21,190,248
                        U.S. Treasury Notes,
               1,450      3.50%, 11/15/06 .........................................................................    1,511,512
              5,4253      4.375%, 8/15/12 .........................................................................    5,664,253
                 500      5.00%, 8/15/11 ..........................................................................      547,500
               1,700      5.75%, 11/15/05 .........................................................................    1,868,339
                 550      6.00%, 8/15/09 ..........................................................................      636,668
                 385      6.625%, 5/15/07 .........................................................................      446,299
                                                                                                                    ------------
                        Total U.S. Government and Agency Securities ...............................................   32,118,368
                                                                                                                    ------------
                        CORPORATE BONDS--11.4%
                        CHEMICAL--2.4%
    A-         1,000    Dow Capital BV, 9.20%, 6/01/10 ............................................................    1,223,950
                                                                                                                    ------------
                        CONSUMER PRODUCTS--1.1%
   BBB+          500    Ralcorp Holdings, Inc., 8.75%, 9/15/04 ....................................................      545,715
                                                                                                                    ------------
                        ENERGY--2.2%
    A            500    Alltel Corp., 7.50%, 3/01/06 ..............................................................      565,540
   BBB+          500    Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)(2)...................................      538,965
                                                                                                                    ------------
                                                                                                                       1,104,505
                                                                                                                    ------------
                        FINANCE & BANKING--4.6%
    A+           500    Metropolitan Life Insurance Co., 6.30%, 11/01/03(2)........................................      512,111
    AA-       1,0003    Morgan Stanley Group, Inc., 10.00%, 6/15/08 ...............................................    1,257,350
    AAA          500    UBS PaineWebber Group, Inc., 8.875%, 3/15/05 ..............................................      560,000
                                                                                                                    ------------
                                                                                                                       2,329,461
                                                                                                                    ------------



                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        TRANSPORTATION--0.1%
   Caa2       $  100    American Airlines, Inc., 10.44%, 3/04/07 .................................................. $     31,500
                                                                                                                    ------------
                        UTILITIES--1.0%
   BBB+          500    Ohio Edison Co., 8.625%, 9/15/03 ..........................................................      512,769
                                                                                                                    ------------
                        Total Corporate Bonds .....................................................................    5,747,900
                                                                                                                    ------------
                        TAXABLE MUNICIPAL BONDS--7.0%
    AAA          500    Fresno California Pension Obligation, 7.80%, 6/01/14 ......................................      619,075
    AAA          500    Kern County California Pension Obligation, 6.98%, 8/15/09 .................................      584,340
                        Los Angeles County California Pension Obligation,
    AAA        1,000      Ser. A, 8.62%, 6/30/06 ..................................................................    1,176,380
    AAA          500      Ser. D, 6.97%, 6/30/08 ..................................................................      582,185
    AAA          500    Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08 .............................      562,600
                                                                                                                    ------------
                        Total Taxable Municipal Bonds .............................................................    3,524,580
                                                                                                                    ------------
                        Total Long-Term Investments (cost $64,689,325) ............................................   65,686,179
                                                                                                                    ------------
                        SHORT-TERM INVESTMENT--3.6%
                        DISCOUNT NOTE--3.6%
               1,800    Federal Home Loan Bank, 1.25%, 5/01/03 (cost $1,800,000) ..................................    1,800,000
                                                                                                                    ------------
                        TOTAL INVESTMENTS--134.4% (cost $66,489,325) ..............................................   67,486,179
                        LIABILITIES IN EXCESS OF OTHER ASSETS--(34.4)%
                        (17,288,606)
                        NET ASSETS--100% .......................................................................... $ 50,197,573
                                                                                                                    ------------

----------
(1) Using the higher of S&P's, Moody's or Fitch's rating.

(2) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2003, the Trust held 3.8% of its net assets, with a current market value of $1,915,514, in securities restricted as to resale.

(3) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

(4) Security is fair valued.

(5) Illiquid securities representing 0.09% of net assets.

(6) Security is restricted as to public resale. The security was acquired in 1997 and has a current cost of $105,042.









                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

-------------------------
BlackRock Core Bond Trust
-------------------------

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--142.6%
                        MORTGAGE PASS-THROUGHS--37.1%
                        Federal Home Loan Mortgage Corp.,
             $   252      7.00%, 9/01/31 .......................................................................... $    266,404
               7,500      5.50%, TBA ..............................................................................    7,710,352
              44,000      6.00%, TBA ..............................................................................   46,021,250
              57,800      6.50%, TBA ..............................................................................   60,355,847
                        Federal National Mortgage Assoc., TBA
               8,000      5.00% ...................................................................................    8,245,000
              12,600      5.50% ...................................................................................   13,039,625
               5,900      6.00% ...................................................................................    6,141,578
               2,000      7.00% ...................................................................................    2,113,750
               9,200    Government National Mortgage Assoc., 5.50%, TBA ...........................................    9,496,125
                                                                                                                    ------------
                        Total Mortgage Pass-Throughs ..............................................................  153,389,931
                                                                                                                    ------------
                        INTEREST ONLY MORTGAGE-BACKED SECURITIES--2.8%
                        Federal Home Loan Mortgage Corp.,
              10,167      Ser. 2471, Class UI, 1/15/26 ............................................................      767,078
              33,102      Ser. 2496, Class ID, 9/15/26 ............................................................    2,953,277
               8,918      Ser. 2553, Class IT, 10/15/22 ...........................................................    1,323,741
               6,467      Ser. 2579, Class HI, 8/15/17 ............................................................      824,586
                        Federal National Mortgage Assoc.,
               9,700      Ser. 16, Class IW, 11/25/12 .............................................................      982,125
               6,100      Ser. 70, Class IN, 5/25/15 ..............................................................      808,250
               3,685    Residential Funding Mortgage Securities I, Inc., Ser. S6, Class A6, 4/25/17 ...............    3,758,700
                                                                                                                    ------------
                        Total Interest Only Mortgage-Backed Securities ............................................   11,417,757
                                                                                                                    ------------
                        COMMERCIAL MORTGAGE-BACKED SECURITIES--4.7%
    AAA        2,560    Capco America Securitization Corp., Ser. D7, Class A1B, 6.26%, 10/15/30 ...................    2,875,878
   Caa1        1,099    Citicorp Mortgage Securities, Inc., Ser. 8, Class B1, 6.50%, 7/25/08 ......................    1,044,335
    AAA        1,900    GMAC Commercial Mortgage Securities, Inc., Ser. C2, Class A2, 6.945%, 9/15/33 .............    2,185,000
    AAA        1,677    Heller Financial Commercial Mortgage Asset Co., Ser. PH1, Class A2, 6.847%, 5/15/31 .......    1,929,858
                        Morgan Stanley Capital I, Inc.,
    AAA        2,125    Ser. FNV1, Class A2, 6.53%, 3/15/31 .......................................................    2,413,702
    AAA        1,470      Ser. HF2, Class A2, 6.48%, 11/15/30 .....................................................    1,651,264
                        Residential Funding Mortgage Securities I, Inc.,
    AAA        1,843      Ser. S6, Class A7, 6.00%, 4/25/17 .......................................................    1,885,669
    AAA        4,621      Ser. S29, Class A6, 6.50%, 12/26/31 .....................................................      306,139
    AAA        3,500    Salomon Brothers Mortgage Securities VII, Ser. C1, Class A2, 7.52%, 12/18/09 ..............    4,145,859
    AAA        1,043    Washington Mutual Mortgage Securitization Corp., Ser. 12, Class A, 6.50%, 5/25/32 .........    1,070,715
                                                                                                                    ------------
                        Total Commercial Mortgage-Backed Securities ...............................................   19,508,419
                                                                                                                    ------------
                        U.S. GOVERNMENT AND AGENCY SECURITIES--17.1%
               1,050    Resolution Funding Corp., Zero Coupon, 7/15/18 - 10/15/18 .................................      472,008
               9,950(2) U.S. Treasury Bond, Zero Coupon, 11/15/21 .................................................    3,820,760
                        U.S. Treasury Bonds,
               9,060(2)   3.875%, 2/15/13 .........................................................................    9,072,032
              10,390(2)   5.375%, 2/15/31 .........................................................................   11,337,277
               7,325(2)   6.00%, 2/15/26 ..........................................................................    8,461,518
               5,215      6.75%, 8/15/26 ..........................................................................    6,572,527
               6,865(2)   8.125%, 8/15/19 .........................................................................    9,629,233
                 285      8.50%, 2/15/20 ..........................................................................      413,561
               5,310(2)   10.375%, 11/15/12 .......................................................................    7,035,750
               3,330      12.00%, 8/15/13 .........................................................................    4,800,401
                        U.S. Treasury Notes,
               1,590(2)   1.625%, 1/31/05 .........................................................................    1,596,025
               2,005      3.00%, 2/15/08 ..........................................................................    2,025,676
               1,515(2)   4.00%, 11/15/12 .........................................................................    1,534,351
               3,445(2)   5.00%, 8/15/11 ..........................................................................    3,772,275
                                                                                                                    ------------
                        Total U.S. Government and Agency Securities ...............................................   70,543,394
                                                                                                                    ------------



                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        CORPORATE BONDS--67.8%
                        AEROSPACE & DEFENSE--2.1%
    B-       $ 3,000    BE Aerospace, Inc., Ser. B, 8.00%, 3/01/08 ................................................ $  1,950,000
                        Lockheed Martin Corp.,
   BBB+        1,485      7.20%, 5/01/36 ..........................................................................    1,741,255
   BBB+        1,000      7.25%, 5/15/06 ..........................................................................    1,126,750
   BBB+        1,275      7.75%, 5/01/26 ..........................................................................    1,560,588
   BBB+          475      8.50%, 12/01/29 .........................................................................      621,211
                        Northrop Grumman Corp.,
   BBB-          380      7.125%, 2/15/11 .........................................................................      444,560
   BBB-          250      7.75%, 2/15/31 ..........................................................................      311,572
   BBB-        1,000    Raytheon Co., 6.55%, 3/15/10 ..............................................................    1,106,210
                                                                                                                    ------------
                                                                                                                       8,862,146
                                                                                                                    ------------
                        AUTOMOTIVE--2.7%
    B1         3,000    Collins & Aikman Products Co., 10.75%, 12/31/11 ...........................................    3,135,000
     B         2,000    CSK Auto, Inc., 12.00%, 6/15/06 ...........................................................    2,170,000
    A3           940    DaimlerChrysler NA Holding Corp., 4.75%, 1/15/08 ..........................................      967,298
    B3         3,000    Delco Remy Intl., Inc., 11.00%, 5/01/09 ...................................................    1,590,000
    B+         2,000    Sonic Automotive, Inc., Ser. D, 11.00%, 8/01/08 ...........................................    2,130,000
    B+         1,000    TRW Automotive, Inc., 9.375%, 2/15/13(3) ..................................................    1,090,000
                                                                                                                    ------------
                                                                                                                      11,082,298
                                                                                                                    ------------
                        BASIC MATERIAL--0.5%
    B+         2,000    Oregon Steel Mills, Inc., 10.00%, 7/15/09 .................................................    1,980,000
                                                                                                                    ------------
                        BUILDING & DEVELOPMENT--1.4%
    B-         2,000    Ainsworth Lumber Co. Ltd., 12.50%, 7/15/07 (Canada) .......................................    2,200,000
    BB         3,000    Hovnanian Enterprises, Inc., 10.50%, 10/01/07 .............................................    3,390,000
                                                                                                                    ------------
                                                                                                                       5,590,000
                                                                                                                    ------------
                        CHEMICAL--3.3%
    B-         3,000    Avecia Group PLC, 11.00%, 7/01/09 (United Kingdom) ........................................    2,670,000
                        Dow Chemical Co.,
    A-         1,650      5.97%, 1/15/09 ..........................................................................    1,713,887
    A-         1,460      7.375%, 11/01/29 ........................................................................    1,624,443
    A-           175      6.00%, 10/01/12 .........................................................................      185,500
    BB         4,000    Lyondell Chemical Co., Ser. B, 9.875%, 5/01/07 ............................................    4,100,000
    B-         3,000    Resolution Performance Products, Inc., 13.50%, 11/15/10 ...................................    3,210,000
                                                                                                                    ------------
                                                                                                                      13,503,830
                                                                                                                    ------------
                        CONGLOMERATES--1.3%
    AAA        1,980    General Electric Co., 5.00%, 2/01/13 ......................................................    2,045,777
     A           225    Honeywell Intl., Inc., 6.875%, 10/03/05 ...................................................      244,040
                        Tyco Intl. Group SA, (Luxembourg)
   BBB-          930      5.80%, 8/01/06 ..........................................................................      920,700
   BBB-        2,239      6.375%, 2/15/06 .........................................................................    2,227,805
                                                                                                                    ------------
                                                                                                                       5,438,322
                                                                                                                    ------------
                        CONSUMER PRODUCTS--5.6%
    BB+        3,000    American Greetings Corp., 11.75%, 7/15/08 .................................................    3,435,000
     A         1,025    Avery Dennison Corp., 4.875%, 1/15/13 .....................................................    1,044,209
     B         3,000    Elizabeth Arden, Inc., Ser. B, 11.75%, 2/01/11 ............................................    3,300,000
                        General Mills, Inc.,
   BBB+          510      5.125%, 2/15/07 .........................................................................      545,371
   BBB+        1,765      6.00%, 2/15/12 ..........................................................................    1,946,453
                        Kellogg Co., Ser. B,
    BBB          725      6.00%, 4/01/06 ..........................................................................      792,227
    BBB          690      6.60%, 4/01/11 ..........................................................................      785,458
                        Kraft Foods, Inc.,
    A3           400      5.25%, 6/01/07 ..........................................................................      420,386
    A3         3,050      5.625%, 11/01/11 ........................................................................    3,195,136
    A3           275      6.25%, 6/01/12 ..........................................................................      299,360
                        Kroger Co.,
    BBB          650      6.80%, 4/01/11 ..........................................................................      724,672
    BBB          550      Ser. B, 7.70%, 6/01/29 ..................................................................      627,754
    BB-        3,000    Levi Strauss & Co., 12.25%, 12/15/12(3) ...................................................    2,520,000
    B2         3,000    National Wine & Spirits, Inc., 10.125%, 1/15/09 ...........................................    2,730,000
    B-         1,000    Pantry, Inc., The, 10.25%, 10/15/07 .......................................................      995,000
                                                                                                                    ------------
                                                                                                                      23,361,026
                                                                                                                    ------------




                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        CONTAINERS & GLASS--0.6%
     B       $ 1,000    Crown European Holdings SA, 10.875%, 3/01/13 (France)(3) .................................. $  1,050,000
    BB         1,500    Owens-Brockway Glass Container, Inc., 8.75%, 11/15/12 .....................................    1,575,000
                                                                                                                    ------------
                                                                                                                       2,625,000
                                                                                                                    ------------
                        ECOLOGICAL SERVICES & EQUIPMENT--1.3%
    B+         5,000    Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09 ............................................    5,337,500
                                                                                                                    ------------
                        ELECTRONICS--1.2%
    B+         2,000    FIMEP SA, 10.50%, 2/15/13 (France)(3) .....................................................    2,190,000
   CCC-        2,500    Knowles Electronics Holdings, Inc., 13.125%, 10/15/09 .....................................    1,825,000
     B         1,000    Stoneridge, Inc., 11.50%, 5/01/12 .........................................................    1,090,000
                                                                                                                    ------------
                                                                                                                       5,105,000
                                                                                                                    ------------
                        ENERGY--7.8%
                        Amerada Hess Corp.,
    BBB          625      7.125%, 3/15/33 .........................................................................      673,530
    BBB          350      7.30%, 8/15/31 ..........................................................................      389,405
    BBB+         765(2) Anadarko Petroleum Corp., 5.375%, 3/01/07 .................................................      822,699
    B2         3,500    Baytex Energy Ltd., 10.50%, 2/15/11 (Canada) ..............................................    3,832,500
    B+         1,000    Calpine Canada Energy Finance ULC, 8.50%, 5/01/08 (Canada) ................................      740,000
    BB-        1,250    Chesapeake Energy Corp., 9.00%, 8/15/12 ...................................................    1,393,750
    BB         1,000    Compagnie Generale De Geophysique SA, 10.625%, 11/15/07 (France) ..........................    1,000,000
    A-         1,000    Conoco Funding Co., 5.45%, 10/15/06 (Canada) ..............................................    1,092,175
    A-         1,220    Conoco, Inc., 6.95%, 4/15/29 ..............................................................    1,419,776
    A-           950    ConocoPhillips, 5.90%, 10/15/32 ...........................................................      971,005
    BBB          550    Devon Energy, Corp., 7.95%, 4/15/32 .......................................................      689,279
    BBB          140    Devon Financing Corp. ULC, 7.875%, 9/30/31 ................................................      173,785
   BBB+        1,500    Dominion Resources, Inc., Ser. E, 6.75%, 12/15/32 .........................................    1,632,744
     B         3,000    Dresser, Inc., 9.375%, 4/15/11 ............................................................    3,120,000
                        DTE Energy Co.,
    BBB          250      6.00%, 6/01/04 ..........................................................................      260,650
    BBB          660      6.45%, 6/01/06 ..........................................................................      725,226
    A-         1,165    Duke Energy Corp., 5.625%, 11/30/12 .......................................................    1,219,198
    B+           265    El Paso Natural Gas Co., 8.375%, 6/15/32(3) ...............................................      238,500
   BBB+          805    Exelon Corp., 6.75%, 5/01/11 ..............................................................      914,420
   Baa2          530    FirstEnergy Corp., Ser. C, 7.375%, 11/15/31 ...............................................      580,275
    A1         1,520    Florida Power Corp., 4.80%, 3/01/13 .......................................................    1,537,693
                        Kinder Morgan Energy Partners LP,
   BBB+          870      7.30%, 8/15/33 ..........................................................................    1,028,775
   BBB+          185      7.75%, 3/15/32 ..........................................................................      226,840
    BBB          930    Kinder Morgan, Inc., 7.25%, 3/01/28 .......................................................      992,874
    BB-        2,000    Leviathan Gas Pipeline Partners LP, Ser. B, 10.375%, 6/01/09 ..............................    2,165,000
   BBB+          360    Occidental Petroleum Corp., 7.20%, 4/01/28 ................................................      421,829
   BBB+          350    Oncor Electric Delivery Co., 7.25%, 1/15/33(3) ............................................      392,711
   Baa1        1,650    Petroleos Mexicanos, 9.375%, 12/02/08 (Mexico) ............................................    1,963,500
    BBB          110    Progress Energy, Inc., 5.85%, 10/30/08 ....................................................      119,735
    A-           500    Texas Eastern Transmission LP, 7.00%, 7/15/32 .............................................      560,952
    A3           725    Virginia Electric & Power Co., Ser. A, 5.75%, 3/31/06 .....................................      790,672
                                                                                                                    ------------
                                                                                                                      32,089,498
                                                                                                                    ------------
                        FINANCE & BANKING--14.3%
    AA+        1,000 2  American General Instl. Capital A, 7.57%, 12/01/45(3) .....................................    1,234,965
    AAA        1,550 2  Asif Global Financing XVIII, 3.85%, 11/26/07(3) ...........................................    1,576,118
                        Bank of America Corp.,
    Aa3          150      7.40%, 1/15/11 ..........................................................................      177,702
    Aa3          640      7.80%, 2/15/10 ..........................................................................      770,536
    Aa2          325    Bank One NA, 3.70%, 1/15/08 ...............................................................      331,991
    Aa3          800    Barclays Bank PLC, 6.86%, 9/29/49 (United Kingdom)(3) .....................................      884,608
                        Citigroup, Inc.,
    AA+        1,060      5.75%, 5/10/06 ..........................................................................    1,157,711
    AA         1,700      5.875%, 2/22/33 .........................................................................    1,747,194
    AA         2,465      7.25%, 10/01/10 .........................................................................    2,916,963
    Aa3          290    Credit Suisse First Boston USA, Inc., 6.125%, 11/15/11 ....................................      313,906
                        Federal Home Loan Mortgage Corp.,
    AAA        1,875      3.50%, 4/01/08 ..........................................................................    1,889,887
    AAA        3,370      4.875%, 3/15/07 .........................................................................    3,651,159
    AAA        3,515      7.00%, 3/15/10 ..........................................................................    4,229,986




                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        FINANCE & BANKING--(CONT'D)
                        Federal National Mortgage Assoc.,
    AAA      $ 1,450      5.00%, 1/15/07 .......................................................................... $  1,576,237
    AAA        6,630(2)   6.00%, 5/15/08 - 5/15/11 ................................................................    7,554,626
    AAA          635      7.25%, 1/15/10 ..........................................................................      771,385
    A1           610    FleetBoston Financial Corp., Ser. T, 4.20%, 11/30/07 ......................................      627,451
                        Ford Motor Credit Co.,
    A3         3,355      7.375%, 10/28/09 - 2/01/11 ..............................................................    3,427,893
    A3           505      7.875%, 6/15/10 .........................................................................      520,760
                        General Electric Capital Corp., Ser. A,
    AAA          620      5.875%, 2/15/12 .........................................................................      680,591
    AAA        2,775      6.00%, 6/15/12 ..........................................................................    3,052,347
    AAA          580      6.125%, 2/22/11 .........................................................................      647,396
                        General Motors Acceptance Corp.,
    A2         2,969      6.875%, 9/15/11 .........................................................................    3,001,011
    A2         1,130      8.00%, 11/01/31 .........................................................................    1,158,189
                        Goldman Sachs Group, Inc.,
    Aa3          370      6.125%, 2/15/33 .........................................................................      381,174
    AA-          355      6.60%, 1/15/12 ..........................................................................      401,161
    AA-          190      6.875%, 1/15/11 .........................................................................      217,729
    AA-          135      7.35%, 10/01/09 .........................................................................      158,868
     A         1,760    Household Finance Corp., 6.375%, 8/01/10 - 11/27/12 .......................................    1,934,278
    Aa2        1,750    ING Bank NV, 5.125%, 5/01/15 (Netherlands)(3) .............................................    1,769,010
    A-           550    John Deere Capital Corp., 5.10%, 1/15/13 ..................................................      564,485
     A         1,155    JP Morgan Chase & Co., 6.75%, 2/01/11 .....................................................    1,312,632
                        Lehman Brothers Holdings, Inc.,
     A           295      4.00%, 1/22/08 ..........................................................................      300,962
    A+           810      6.25%, 5/15/06 ..........................................................................      887,502
                        MetLife, Inc.,
     A           300      6.125%, 12/01/11 ........................................................................      334,547
     A         1,175      6.50%, 12/15/32 .........................................................................    1,264,961
                        Morgan Stanley,
    Aa3          130      5.30%, 3/01/13 ..........................................................................      133,609
    AA-          285      6.75%, 4/15/11 ..........................................................................      323,756
    A+         1,000    Prudential Funding LLC, 6.60%, 5/15/08(3) .................................................    1,104,853
                        Sears Roebuck Acceptance Corp.,
   BBB+          725      6.75%, 8/15/11 ..........................................................................      740,898
   BBB+          960      7.00%, 6/01/32 ..........................................................................      973,824
    AAA        1,875    Tiaa Global Markets, Inc., 3.875%, 1/22/08(3) .............................................    1,995,000
    Aa3          610    U.S. Bancorp, Ser. N, 3.95%, 8/23/07 ......................................................      627,932
                                                                                                                    ------------
                                                                                                                      59,327,793
                                                                                                                    ------------
                        FOREST PRODUCTS--1.9%
    Ba2        3,425    Caraustar Industries, Inc., 9.875%, 4/01/11 ...............................................    3,527,750
    BBB          725    International Paper Co., 5.30%, 4/01/15(3) ................................................      729,207
                        Weyerhaeuser Co.,
    BBB          160      6.00%, 8/01/06 ..........................................................................      170,826
    BBB          400      6.125%, 3/15/07 .........................................................................      436,237
    BBB          900      6.875%, 12/15/33 ........................................................................      964,908
    BBB        1,060      6.95%, 10/01/27 .........................................................................    1,104,637
    BBB          745      7.375%, 3/15/32 .........................................................................      841,180
                                                                                                                    ------------
                                                                                                                       7,774,745
                                                                                                                    ------------
                        HEALTH CARE--2.0%
    AA           425    Bristol-Myers Squibb Co., 4.75%, 10/01/06 .................................................      449,438
    B-         3,000    Hanger Orthopedic Group, Inc., 11.25%, 6/15/09 ............................................    3,247,500
   Caa2        2,000    HealthSouth Corp., 7.625%, 6/01/12 ........................................................    1,290,000
    AAA          500    Pharmacia Corp., 6.50%, 12/01/18 ..........................................................      582,500
    B-         2,000    United Surgical Partners Intl., Inc., 10.00%, 12/15/11 ....................................    2,120,000
    A-           525    Wellpoint Health Networks, Inc., 6.375%, 6/15/06 ..........................................      576,337
                                                                                                                    ------------
                                                                                                                       8,265,775
                                                                                                                    ------------
                        HOTELS & CASINO--1.2%
    B+         1,000    Circus & Eldorado Joint Venture, 10.125%, 3/01/12 .........................................      945,000
    Ba3        3,000    HMH Properties, Inc., Ser. A, 7.875%, 8/01/05 .............................................    3,030,000
     B         1,000    Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09 .......................................      870,000
                                                                                                                    ------------
                                                                                                                       4,845,000
                                                                                                                    ------------




                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        INDUSTRIAL EQUIPMENT--1.2%
     B       $ 3,000    Terex Corp., 9.25%, 7/15/11 ............................................................... $  3,195,000
    B+         2,000    United Rentals, Inc., Ser. B, 9.25%, 1/15/09 ..............................................    1,910,000
                                                                                                                    ------------
                                                                                                                       5,105,000
                                                                                                                    ------------
                        LEISURE--0.7%
    BB+        3,000    Royal Caribbean Cruises Ltd., 8.125%, 7/28/04 (Liberia) ...................................    3,075,000
                                                                                                                    ------------
                        MEDIA--5.8%
    B1         4,000    Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada) .........................    4,560,000
                        AOL Time Warner, Inc.,
   BBB+           80      6.125%, 4/15/06 .........................................................................       86,489
   BBB+          525      7.625%, 4/15/31 .........................................................................      573,246
   CCC-        4,000    Charter Communications Holdings LLC, 10.75%, 10/01/09 .....................................    2,660,000
                        Comcast Cable Communications, Inc.,
    BBB          450      6.75%, 1/30/11 ..........................................................................      482,203
    BBB        1,050      6.875%, 6/15/09 .........................................................................    1,160,250
    BBB        4,175    Comcast Corp., 5.50%, 3/15/11 .............................................................    4,303,173
    BB-        4,000    EchoStar DBS Corp., 10.375%, 10/01/07 .....................................................    4,480,000
                        Time Warner, Inc.,
   BBB+           90      6.625%, 5/15/29 .........................................................................       88,566
   BBB+          260      6.875%, 6/15/18 .........................................................................      278,284
   BBB+        4,380      7.57%, 2/01/24 ..........................................................................    4,710,658
   BBB+          360    Turner Broadcasting Systems, Inc., 8.375%, 7/01/13 ........................................      419,850
                                                                                                                    ------------
                                                                                                                      23,802,719
                                                                                                                    ------------
                        REAL ESTATE--0.9%
   BBB+          775    AvalonBay Communities, Inc., 8.25%, 7/15/08 ...............................................      928,270
                        ERP Operating LP,
    A-         1,950      5.20%, 4/01/13 ..........................................................................    1,976,715
    A-           825      6.95%, 3/02/11 ..........................................................................      919,543
                                                                                                                    ------------
                                                                                                                       3,824,528
                                                                                                                    ------------
                        TELECOMMUNICATION--4.6%
   AA-           170    Ameritech Capital Funding Corp., 6.45%, 1/15/18 ...........................................      176,038
   BBB+        1,320    AT&T Corp., 8.50%, 11/15/31 ...............................................................    1,438,800
    A-         1,000    British Telecommunications PLC, 8.875%, 12/15/30 (United Kingdom) .........................    1,321,947
   BBB+        1,060    Deutsche Telekom Intl. Finance BV, 8.50%, 6/15/10 (Netherlands) ...........................    1,294,472
                        Nextel Communications, Inc.,
    B+         2,000      9.375%, 11/15/09 ........................................................................    2,150,000
    B+         3,000      9.50%, 2/01/11 ..........................................................................    3,255,000
   CCC+        3,000    Rural Cellular Corp., Ser. B, 9.625%, 5/15/08 .............................................    2,550,000
    AA-        2,030    SBC Communications, Inc., 6.25%, 3/15/11 ..................................................    2,277,115
    A+           805    Verizon Global Funding Corp., 7.75%, 12/01/30 - 6/15/32 ...................................      994,973
    AA           375    Verizon Maryland, Inc., 6.125%, 3/01/12 ...................................................      408,143
    AA         1,750    Verizon New Jersey, Inc., Ser. A, 5.875%, 1/17/12 .........................................    1,899,800
    Aa3          790    Verizon Pennsylvania, Inc., Ser. A, 5.65%, 11/15/11 .......................................      827,953
     A           350    Vodafone Group PLC, 6.25%, 11/30/32 (United Kingdom) ......................................      371,000
                                                                                                                    ------------
                                                                                                                      18,965,241
                                                                                                                    ------------
                        TRANSPORTATION--2.0%
   BBB-          362    American Airlines, Inc., Ser. 1, 6.855%, 10/15/10 .........................................      300,184
   BBB+        1,400    Burlington Northern Santa Fe Corp., 5.90%, 7/01/12 ........................................    1,522,080
   BBB+        1,410    Canadian National Railway Co., 6.90%, 7/15/28 (Canada) ....................................    1,626,717
    BBB        1,450    Canadian Pacific Railway Ltd., 6.25%, 10/15/11 (Canada) ...................................    1,615,724
    A-           636    Continental Airlines, Inc., Ser. A, 6.545%, 2/02/19 .......................................      540,487
   Baa1          375    Norfolk Southern Corp., 7.05%, 5/01/37 ....................................................      432,440
     B         2,000    Pacer Intl., Inc., Ser. B, 11.75%, 6/01/07 ................................................    2,120,000
                                                                                                                    ------------
                                                                                                                       8,157,632
                                                                                                                    ------------
                        OTHER--5.4%
    A-        20,300    Traded Custody Receipts, Floating Coupon, 9/15/11(3) ......................................   22,309,700
                                                                                                                    ------------
                        TOTAL CORPORATE BONDS .....................................................................  280,427,753
                                                                                                                    ------------
                        TAXABLE MUNICIPAL BONDS--1.4%
                        California Dept. of Wtr. Res. Pwr. Sply.,
    A-         5,000      3.585%, 5/01/04 .........................................................................    5,070,800
    A-           650      3.975%, 5/01/05 .........................................................................      663,280
                                                                                                                    ------------
                        Total Taxable Municipal Bonds .............................................................    5,734,080
                                                                                                                    ------------




                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        FOREIGN GOVERNMENT BONDS--11.8%
    Aaa      $19,503    Bundesobligation, 4.50%, 8/17/07 (Germany) ................................................ $ 22,956,677
                        Canada Government (Canada)
    AAA        7,545      4.50%, 9/01/07 ..........................................................................    5,324,644
    AAA       12,790      5.25%, 6/01/12 ..........................................................................    9,137,626
                        Kingdom of Sweden (Sweden)
    Aaa       17,740      5.00%, 1/28/09 ..........................................................................    2,253,241
    Aaa       22,455      8.00%, 8/15/07 ..........................................................................    3,174,419
                        United Mexican States (Mexico)
   Baa2          350      4.625%, 10/08/08 ........................................................................      354,725
   Baa2       24,000      6.625%, 3/03/15 .........................................................................    4,174,000
   Baa2        1,225      8.30%, 8/15/31 ..........................................................................    1,386,081
                                                                                                                    ------------
                        Total Foreign Government Bonds ............................................................   48,761,413
                                                                                                                    ------------
                        Total Long-Term Investments (cost $572,125,325) ...........................................  589,782,747
                                                                                                                    ------------

                        SHORT-TERM INVESTMENTS--3.6%
                        U.S. GOVERNMENT SECURITIES--1.2%
                        U.S. Treasury Bills,
               4,000      1.09%, 7/31/03 - 8/07/03 ................................................................    3,988,470
                 200      1.115%, 5/22/03 .........................................................................      199,870
                 500      1.155%, 5/01/03 .........................................................................      500,000
                                                                                                                    ------------
                        Total U.S. Government Securities ..........................................................    4,688,340
                                                                                                                    ------------
                        DISCOUNT NOTES--2.4%
               9,200    Federal Home Loan Bank, 1.25%, 5/01/03 ....................................................    9,200,000
                 800    Federal Home Loan Mortgage Corp., Ser. RB, 1.14%, 7/03/03 .................................      798,404
                                                                                                                    ------------
                        Total Discount Notes ......................................................................    9,998,404
                                                                                                                    ------------
                        Total Short-Term Investments (cost $14,686,744) ...........................................   14,686,744
                                                                                                                    ------------
                        TOTAL INVESTMENTS--146.1% (cost $586,812,069) .............................................  604,469,491
                        LIABILITIES IN EXCESS OF OTHER ASSETS--(46.1)% ............................................ (190,721,376)
                                                                                                                    ------------
                        NET ASSETS--100% .......................................................................... $413,698,115
                                                                                                                    ============

----------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2003, the Trust held 9.4% of its net assets, with a current market value of $39,084,672, in securities restricted as to resale.









                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

--------------------------
BlackRock High Yield Trust
--------------------------

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--140.9%
                        CORPORATE BONDS--140.9%
                        AEROSPACE & DEFENSE--2.8%
    B-       $ 1,000    BE Aerospace, Inc., 9.50%, 11/01/08 ....................................................... $    715,000
    NR         1,500    Condor Systems Inc., Ser. B, 11.88%, 5/01/09(2) ...........................................      450,000
                                                                                                                    ------------
                                                                                                                       1,165,000
                                                                                                                    ------------
                        AUTOMOTIVE--6.4%
     B         1,000    CSK Auto, Inc., 12.00%, 6/15/06 ...........................................................    1,085,000
    B3         1,000    Delco Remy Intl., Inc., 11.00%, 5/01/09 ...................................................      530,000
    B+         1,000    Sonic Automotive, Inc., Ser. D, 11.00%, 8/01/08 ...........................................    1,065,000
                                                                                                                    ------------
                                                                                                                       2,680,000
                                                                                                                    ------------
                        BASIC MATERIALS--1.2%
    NR         2,000    Golden Northwest Aluminum Inc., 12.00%, 12/15/06 ..........................................      120,000
    NR           376    Republic Engineered Products LLC, 10.00%, 8/16/09(3) ......................................      376,470
    NR         2,000    Republic Technologies Intl. LLC, 13.75%, 7/15/092 .........................................       20,000
                                                                                                                    ------------
                                                                                                                         516,470
                                                                                                                    ------------
                        BUILDING & DEVELOPMENT--11.2%
    B-         1,500    Ainsworth Lumber Co. Ltd., 12.50%, 7/15/07 (Canada) .......................................    1,650,000
    Ba1        1,000    D.R. Horton, Inc., 10.50%, 4/01/05 ........................................................    1,095,000
     D           500    Encompass Services Corp., 10.50%, 5/01/09(2) ..............................................       10,000
    BB         1,000    Hovnanian Enterprises, Inc., 10.50%, 10/01/07 .............................................    1,130,000
    B2         1,000    MMI Products Inc., Ser. B, 11.25%, 4/15/07 ................................................      760,000
                                                                                                                    ------------
                                                                                                                       4,645,000
                                                                                                                    ------------
                        CHEMICAL--7.9%
    B-           250    Avecia Group PLC, 11.00%, 7/01/09 (United Kingdom) ........................................      222,500
    Ba2        1,000    Hercules Inc., 11.13%, 11/15/07 ...........................................................    1,140,000
    B+         1,000    Lyondell Chemical Co., 10.88%, 5/01/09 ....................................................    1,000,000
    CCC        1,750    Mississippi Chemical Corp., 7.25%, 11/15/17 ...............................................      175,000
    Ba3        1,000    Solutia, Inc., 11.25%, 7/15/09 ............................................................      760,000
                                                                                                                    ------------
                                                                                                                       3,297,500
                                                                                                                    ------------
                        CONGLOMERATES--2.3%
     B-          500    MSX Intl., Inc., 11.38%, 1/15/08 ..........................................................      255,000
    NR         1,200    Nebco Evans Holding Co., 12.375%, 7/15/07(2,3) ............................................            0
     B         1,000    Penhall Intl., Inc., 12.00%, 8/01/06 ......................................................      700,000
                                                                                                                    ------------
                                                                                                                         955,000
                                                                                                                    ------------
                        CONSUMER PRODUCTS--26.7%
    BB+        1,000    American Greetings Corp., 11.75%, 7/15/08 .................................................    1,145,000
     B         1,000    Elizabeth Arden, Inc., Ser. B, 11.75%, 2/01/11 ............................................    1,100,000
    BB-        1,000    Levi Strauss & Co., 11.63%, 1/15/08 .......................................................      850,000
    NR         1,000    Mattress Discounters Corp., 12.63%, 7/15/07(2) ............................................      180,000
    B3           464    National Vision Inc., 12.00%, 3/30/09 .....................................................      301,343
   CCC+        1,760    O'Sullivan Industries Inc., 13.38%, 10/15/09 ..............................................    1,548,800
    B-         1,100    Pantry, Inc., The, 10.25%, 10/15/07 .......................................................    1,094,500
                        Revlon Consumer Products Corp.,
   CCC-        2,000      8.63%, 2/01/08 ..........................................................................      900,000
   CCC+        1,000      12.00%, 12/01/05 ........................................................................      950,000
     B         1,000    Salton, Inc., 12.25%, 4/15/08 .............................................................    1,035,000
    B+         1,000    Sbarro, Inc., 11.00%, 9/15/09 .............................................................      970,000
    B-         1,000    St. John Knits Intl., Inc., 12.50%, 7/01/09 ...............................................    1,065,000
                                                                                                                    ------------
                                                                                                                      11,139,643
                                                                                                                    ------------
                        CONTAINERS & GLASS--4.7%
     B         1,000    Radnor Holdings Inc., 11.00%, 3/15/10(4) ..................................................    1,000,000
   CCC+        1,500    U.S. Can Co., Ser. B, 12.38%, 10/01/10 ....................................................      960,000
                                                                                                                    ------------
                                                                                                                       1,960,000
                                                                                                                    ------------
                        ECOLOGICAL SERVICES & EQUIPMENT--2.5%
    B+         1,000    Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09 ............................................    1,067,500
                                                                                                                    ------------




                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        ELECTRONICS--12.3%
     B       $ 1,788    Asat Finance LLC, 12.50%, 11/01/06 ........................................................ $  1,430,080
    B3         1,000    Communications & Power Industry Inc., 12.00%, 8/01/05 .....................................    1,000,000
   CCC-        2,500    Knowles Electronics Holdings, Inc., 13.125%, 10/15/09 .....................................    1,825,000
     B           825    ON Semiconductor Corp., 12.00%, 3/15/104 ..................................................      891,000
                                                                                                                    ------------
                                                                                                                       5,146,080
                                                                                                                    ------------
                        ENERGY--8.4%
    B-         1,000    AES Corp., 8.38%, 8/15/07 .................................................................      900,000
    B+         1,000    Calpine Corp., 10.50%, 5/15/06 ............................................................      845,000
    B-         1,000    Mission Energy Holding Co., 13.50%, 7/15/08 ...............................................      660,000
    B3         1,000    Orion Power Holdings Inc., 12.00%, 5/01/10 ................................................    1,085,000
                                                                                                                    ------------
                                                                                                                       3,490,000
                                                                                                                    ------------
                        FARMING & AGRICULTURE--0.8%
    NR         1,000    Precision Partners Inc., 12.00%, 3/15/09(2) ...............................................      330,000
                                                                                                                    ------------
                        FINANCE & BANKING--12.9%
    NR           500    Ameriserve Finance Capital Corp., 12.00%, 9/15/06(2,4) ....................................       25,000
    Ba2        1,000    Capital Guardian High Yield, CBO, Ltd., Ser. 1A, 11.45%, 5/24/13(4) .......................      622,200
    BB         1,000    Fairfax Financial Holdings Ltd., 6.88%, 4/15/08 ...........................................      850,000
    Ba3        2,500    First Dominion Funding II, Ser. 1A, 11.61%, 4/25/14(4) ....................................    1,037,500
   CCC+        1,000    Madison River Capital Corp., 13.25%, 3/01/10 ..............................................      850,000
    B1         2,000    Zais Investment Grade Ltd., Class C, Pay-in-Kind, 9.95%, 9/23/14(4) .......................    2,000,000
                                                                                                                    ------------
                                                                                                                       5,384,700
                                                                                                                    ------------
                        FOREST PRODUCTS--2.4%
    B+         1,000    FiberMark Inc., 10.75%, 4/15/11 ...........................................................    1,010,000
                                                                                                                    ------------
                        HEALTH CARE--4.9%
    B-         1,000    Concentra Operating Corp., Ser. B, 13.00%, 8/15/09 ........................................    1,110,000
    B-         1,000    Medquest Inc., Ser. B, 11.88%, 8/15/12 ....................................................      925,000
                                                                                                                    ------------
                                                                                                                       2,035,000
                                                                                                                    ------------
                        INDUSTRIAL EQUIPMENT--1.4%
    CC         2,000    National Equipment Services Inc., Ser. D, 10.00%, 11/30/04 ................................      600,000
                                                                                                                    ------------
                        MEDIA--14.0%
    B1         2,000    Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada) .........................    2,280,000
                        Charter Communications Holdings LLC,
   CCC-        1,000      10.75%, 10/01/09 ........................................................................      665,000
   CCC-        1,000      11.13%, 1/15/11 .........................................................................      665,000
    B-         1,000    WRC Media Corp., 12.75%, 11/15/09 .........................................................    1,025,000
   Caa1          980    XM Satellite Radio Inc., 14.00%, 3/15/10 ..................................................      921,200
    NR           607    Ziff Davis Media Inc., Ser. B, 13.00%, 8/12/09 ............................................      303,525
                                                                                                                    ------------
                                                                                                                       5,859,725
                                                                                                                    ------------
                        TELECOMMUNICATION--6.2%
     C         1,500    Allegiance Telecom Inc., 12.88%, 5/15/08 (Canada)(2) ......................................      330,000
    NR         2,000    Asia Global Crossing Ltd., 13.38%, 10/15/10 (United Kingdom)(2) ...........................      250,000
    B+         1,000    Nextel Communications Inc., 12.00%, 11/01/08 ..............................................    1,080,000
    NR         1,000    Northeast Optic, 12.75%, 8/15/08(2) .......................................................       70,000
    NR           600    PF.Net Communications, Inc., 13.75%, 5/15/10(2) ...........................................            0
    B3         1,000    Time Warner Telecom LLC, 9.75%, 7/15/08 ...................................................      840,000
                                                                                                                    ------------
                                                                                                                       2,570,000
                                                                                                                    ------------
                        TRANSPORTATION--11.9%
                        Amtran Inc.,
    CCC        2,000      9.63%, 12/15/05 .........................................................................      600,000
    CCC        1,000      10.50%, 8/01/04 .........................................................................      400,000
     B         2,000    Pacer Intl., Inc., Ser. B, 11.75%, 6/01/07 ................................................    2,120,000
    B1         1,000    Sea Containers Ltd., Ser B, 10.75%, 10/15/06 (United Kingdom) .............................      780,000
    BB-        1,000    TFM SA de CV, 12.50%, 6/15/12 (Mexico) ....................................................    1,050,000
                                                                                                                    ------------
                                                                                                                       4,950,000
                                                                                                                    ------------
                        Total Corporate Bonds--140.9% (cost $77,043,025) ..........................................   58,801,618
                                                                                                                    ------------





                       See Notes to Financial Statements.

  RATING(1)   SHARES                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        PREFERRED STOCK--0.0%
                        TELECOMMUNICATION--0.0%
   NR          1,098    Adelphia Business Solutions, Inc., Ser. B, 12.88%, 10/15/07 (cost $925,576)2 .............. $          0
                                                                                                                    ------------

               UNITS    WARRANTS--0.0%
               -----
               1,000    Mattress Discounters Corp., Expires 7/15/072 ..............................................            0
                 600    PF.Net Communications, Inc., Expires 5/15/102 .............................................            0
               2,000    Republic Technologies Intl. Inc., Expires 7/15/092 ........................................            0
                                                                                                                    ------------
                                                                                                                               0
                                                                                                                    ------------
                        TOTAL WARRANTS (cost $377,115) ............................................................            0
                                                                                                                    ------------

                        TOTAL INVESTMENTS--140.9% (cost $78,345,716) ..............................................   58,801,618
                        LIABILITIES IN EXCESS OF OTHER ASSETS--(40.9)% ............................................  (17,078,034)
                                                                                                                    ------------
                        NET ASSETS--100% .......................................................................... $ 41,723,584
                                                                                                                    ============

----------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Issuer is technically in default.
(3) Security is fair valued.
(4) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2003, the Trust held 13.4% of its net assets, with a current market value of $5,575,700, in securities restricted as to resale.








                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

----------------------------------
BlackRock Income Opportunity Trust
----------------------------------

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--140.2%
                        MORTGAGE PASS-THROUGHS--51.8%
            $ 49,273(2) Federal Home Loan Mortgage Corp., 6.50%, 1/01/26 - 11/01/32 ............................... $ 51,450,965
                        Federal National Mortgage Assoc.,
             109,469(2)   5.50%, 12/01/13 - 2/01/33 ...............................................................  113,025,632
              50,321(2)   6.00%, 12/01/09 - 11/01/32 ..............................................................   52,599,725
               1,173      7.00%, 2/01/24 - 1/01/29 ................................................................    1,244,342
                 408    Government National Mortgage Assoc., 8.00%, 4/15/24 - 11/15/25 ............................      446,820
                                                                                                                    ------------
                        Total Mortgage Pass-Throughs ..............................................................  218,767,484
                                                                                                                    ------------
                        FEDERAL HOUSING ADMINISTRATION--4.4%
                        GMAC Projects,
               1,314      Ser. 37, 7.43%, 10/01/22 ................................................................    1,419,271
                 631      Ser. 44, 7.43%, 8/01/22 .................................................................      681,235
                        Merrill Projects,
               1,044      Ser. 29, 7.43%, 6/01/22 .................................................................    1,127,271
              10,266      Ser. 42, 7.43%, 9/01/22 .................................................................   11,089,000
               2,017    Reilly Project, Series B-11, 7.40%, 4/01/21 ...............................................    2,175,867
               2,051    Westmore Project 8240, 7.25%, 4/01/21 .....................................................    2,203,103
                                                                                                                    ------------
                        Total Federal Housing Administration ......................................................   18,695,747
                                                                                                                    ------------
                        NON-AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGH--0.1%
   AAA           353    Summit Mortgage Trust, Ser. 1, Class B1, 12/28/12(3) ......................................      356,696
                                                                                                                    ------------
                        ADJUSTABLE RATE MORTGAGE SECURITIES--0.1%
                 280    Federal National Mortgage Assoc., Ser. 256, Class F, 11/25/23 .............................      253,428
                                                                                                                    ------------
                        INVERSE FLOATING RATE MORTGAGES--1.0%
                        Federal Home Loan Mortgage Corp.,
                 844      Ser. 1601, Class SE, 10/15/08 ...........................................................      855,276
               1,000(2)   Ser. 1611, Class JC, 8/15/23 ............................................................    1,120,000
                        Federal National Mortgage Assoc.,
               1,808(2)   Ser. 23, Class PS, 4/25/23 ..............................................................    1,985,320
                 196      Ser. 87, Class S, 8/25/21 ...............................................................      246,165
                 101      Ser. 145, Class S, 10/25/06 .............................................................      126,841
                                                                                                                    ------------
                        Total Inverse Floating Rate Mortgages .....................................................    4,333,602
                                                                                                                    ------------
                        INTEREST ONLY MORTGAGE-BACKED SECURITIES--1.3%
                        BA Mortgage Securities, Inc.,
               1,596      Ser. 1, Class A7, 3/25/29 ...............................................................        9,228
                 179      Ser. 1, Class X, 7/25/26 ................................................................          954
                 264      Ser. 1, Class 2X, 5/28/13 ...............................................................        3,915
              27,030    Countrywide Home Loans, Inc., Ser. 6, Class X, 6/25/13 ....................................       59,127
                        Federal Home Loan Mortgage Corp.,
               1,192      Ser. 1223, Class H, 3/15/22 .............................................................      224,958
                 856      Ser. 1254, Class Z, 4/15/22 .............................................................      186,727
                 105      Ser. 1644, Class DA, 12/15/23 ...........................................................          362
               6,975      Ser. 1809, Class SC, 12/15/23 ...........................................................      207,073
               1,899      Ser. 1831, Class PG, 3/15/11 ............................................................      235,509
               1,957      Ser. 2080, Class PL, 1/15/27 ............................................................       52,592
                 253      Ser. 2137, Class CI, 10/15/26 ...........................................................        3,644
                        Federal National Mortgage Assoc.,
                  15      Ser. G46, Class H, 12/25/09 .............................................................      241,218
                 307      Ser. G92-5, Class H, 1/25/22 ............................................................       61,279
               1,681      Ser. 7, Class PH, 4/25/11 ...............................................................      139,747
              10,300      Ser. 16, Class IW, 11/25/12 .............................................................    1,042,875
               1,727      Ser. 50, Class SI, 4/25/23 ..............................................................       42,638
               6,400      Ser. 70, Class IN, 5/25/15 ..............................................................      848,000
              10,546    G.E. Capital Mortgage Services, Inc., Ser. 11, Class A5, 7/25/29 ..........................      148,303
              17,582    GMAC Commercial Mortgage Securities Inc., Ser. C2, Class X, 5/15/35 .......................      540,199
              14,434    Goldman Sachs Mortgage Securities Corp., Ser. 5, Class IO, 6/19/27(3) .....................      322,513




                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        INTEREST ONLY MORTGAGE-BACKED SECURITIES--(CONT'D)
            $    580    Government National Mortgage Assoc., Ser. 3, Class E, 6/16/25 ............................. $     98,530
               9,339    Hanover Grantor Trust, Ser. A, Class 1IO, 8/28/27(3) ......................................       70,044
               4,162    Morgan Stanley Capital 1, Inc., Ser. HF1, Class X, 7/15/29(3) .............................      175,809
              13,285    Prudential Home Mortgage Securities Co., Ser. 5, Class A9, 2/25/24 ........................            0
                        Residential Asset Securitization Trust,
              14,022      Ser. A3, Class X, 5/25/29 ...............................................................       78,876
              11,932      Ser. A5, Class A2, 9/25/30 ..............................................................      514,563
                 521    Residential Funding Mortgage Securities I Inc., Ser. S30, Class A7, 12/25/28 ..............        4,072
              18,958    Salomon Brothers Mortgage Securities VII Inc., Ser. 1, Class IO, 3/25/22 ..................       29,622
              33,031    Vendee Mortgage Trust, Ser. 1, Class IO, 2/15/27 ..........................................      216,764
                                                                                                                    ------------
                        Total Interest Only Mortgage-Backed Securities ............................................    5,559,141
                                                                                                                    ------------
                        PRINCIPAL ONLY MORTGAGE-BACKED SECURITIES--0.8%
                        Federal Home Loan Mortgage Corp.,
                 426(2)   Ser. 1739, Class B, 2/15/24 .............................................................      400,989
                 130      Ser. 1857, Class PB, 12/15/08 ...........................................................      128,911
                        Federal National Mortgage Assoc.,
               1,154(2)   Ser. 26, Class L, 3/25/23 ...............................................................    1,134,189
                 285      Ser. 279, Class 1, 7/01/26 ..............................................................      255,008
    AAA        5,490    Fund America Investors Corp., Ser. C, Class B, 4/29/30 ....................................    1,276,843
                                                                                                                    ------------
                        Total Principal Only Mortgage-Backed Securities ...........................................    3,195,940
                                                                                                                    ------------
                        U.S. GOVERNMENT AND AGENCY SECURITIES--6.5%
              14,968    Overseas Private Investment Corp., 4.30% - 7.35%, 5/29/12 .................................   16,260,093
               2,366    Small Business Administration, Ser. 20K-1, 6.95%, 11/01/16 ................................    2,634,080
                        U.S. Treasury Notes,
               1,800      3.25%, 8/15/07 ..........................................................................    1,849,079
               2,100      4.00%, 11/15/12 .........................................................................    2,126,823
               4,200(2)   4.875%, 2/15/12 .........................................................................    4,553,392
                                                                                                                    ------------
                        Total U.S. Government and Agency Securities ...............................................   27,423,467
                                                                                                                    ------------
                        CORPORATE BONDS--73.4%
                        AEROSPACE & DEFENSE--1.6%
    B-         1,235    BE Aerospace, Inc., 9.50%, 11/01/08 .......................................................      815,100
    BB-        1,500    L-3 Communications Corp., 7.625%, 6/15/12 .................................................    1,653,750
   BBB+        1,250    Lockheed Martin Corp., 8.50%, 12/01/29 ....................................................    1,634,766
   BBB-        1,000    Northrop Grumman Corp., 7.125%, 2/15/11 ...................................................    1,169,895
   BBB-        1,200    Raytheon Co., 6.15%, 11/01/08 .............................................................    1,324,648
                                                                                                                    ------------
                                                                                                                       6,598,159
                                                                                                                    ------------
                        AUTOMOTIVE--2.3%
     B         2,000    Asbury Automotive Group, Inc., 9.00%, 6/15/12 .............................................    1,880,000
    BB+        1,500    Autonation, Inc., 9.00%, 8/01/08 ..........................................................    1,627,500
    BB+        2,000    Briggs & Stratton Corp., 8.875%, 3/15/11 ..................................................    2,230,000
    B+         3,715    Dura Operating Corp., Ser. B, 8.625%, 4/15/12 .............................................    3,826,450
                                                                                                                    ------------
                                                                                                                       9,563,950
                                                                                                                    ------------
                        BASIC MATERIAL--1.4%
    BB         3,000    AK Steel Corp., 7.875%, 2/15/09 ...........................................................    2,662,500
     A         2,000    Alcoa, Inc., 7.375%, 8/01/10 ..............................................................    2,353,913
    B+         1,000    Oregon Steel Mills, Inc., 10.00%, 7/15/09                                                        990,000
                                                                                                                    ------------
                                                                                                                       6,006,413
                                                                                                                    ------------
                        BUILDING & DEVELOPMENT--0.9%
    B-         1,000    Ainsworth Lumber Co. Ltd., 12.50%, 7/15/07 (Canada) .......................................    1,100,000
    Ba1        2,500    D.R. Horton, Inc., 10.50%, 4/01/05 ........................................................    2,737,500
                                                                                                                    ------------
                                                                                                                       3,837,500
                                                                                                                    ------------
                        CHEMICAL--1.9%
    B-           500    Avecia Group PLC, 11.00%, 7/01/09 (United Kingdom) ........................................      445,000
                        Dow Chemical Co.,
    A-           750      5.75%, 12/15/08 .........................................................................      794,905
    A-         1,400      6.00%, 10/01/12 .........................................................................    1,484,000
    BB         3,000    Lyondell Chemical Co., 11.125%, 7/15/12 ...................................................    3,225,000
     B         1,750    Noveon, Inc., Ser. B, 11.00%, 2/28/11 .....................................................    1,960,000
                                                                                                                    ------------
                                                                                                                       7,908,905
                                                                                                                    ------------
                        CONGLOMERATES--1.2%
    AAA        3,650    General Electric Co., 5.00%, 2/01/13 ......................................................    3,771,256
     A         1,300    Honeywell, Inc., 6.125%, 11/01/11 .........................................................    1,447,169
                                                                                                                    ------------
                                                                                                                       5,218,425
                                                                                                                    ------------




                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        CONSUMER PRODUCTS--8.8%
     B      $  1,875    American Seafoods Group LLC, 10.125%, 4/15/10 ............................................. $  2,015,625
     A         2,000    Avery Dennison Corp., 4.875%, 1/15/13 .....................................................    2,037,480
     B         2,000    Buffets, Inc., 11.25%, 7/15/10 ............................................................    1,950,000
                        General Mills, Inc.,
   BBB+          550      5.125%, 2/15/07 .........................................................................      588,145
   BBB+        1,700      6.00%, 2/15/12 ..........................................................................    1,874,771
                        Kellogg Co., Ser. B,
    BBB          700      6.00%, 4/01/06 ..........................................................................      764,908
    BBB        2,000      6.60%, 4/01/11 ..........................................................................    2,276,690
    A-         3,000    Kohls Corp., 6.30%, 3/01/11 ...............................................................    3,374,647
    A3         2,000    Kraft Foods, Inc., 5.625%, 11/01/11 .......................................................    2,095,171
   BBB-        1,000    Kroger Co., 5.50%, 2/01/13 ................................................................    1,025,931
    BB-        2,000    Levi Strauss & Co., 12.25%, 12/15/123 .....................................................    1,680,000
    AA-        3,000    Procter & Gamble Co., 6.875%, 9/15/09 .....................................................    3,561,734
     B         2,000    Roundys, Inc., Ser. B, 8.875%, 6/15/12 ....................................................    2,050,000
    BBB        2,495    Safeway, Inc., 6.50%, 3/01/11 .............................................................    2,742,903
    A+         2,000    Unilever Capital Corp., 7.125%, 11/01/10 ..................................................    2,376,297
    AA         3,000    Wal-Mart Stores, Inc., 6.875%, 8/10/09 ....................................................    3,529,022
    BB+        3,000    Yum! Brands, Inc., 8.875%, 4/15/11 ........................................................    3,487,500
                                                                                                                    ------------
                                                                                                                      37,430,824
                                                                                                                    ------------
                        CONTAINERS & GLASS--1.8%
    B+         1,500    Crown European Holdings SA, 9.50%, 3/01/11 (France)3 ......................................    1,597,500
    BB         2,250    Owens-Brockway Glass Container, Inc., 8.875%, 2/15/09 .....................................    2,413,125
                        Plastipak Holdings, Inc.,
    B+         1,590      10.75%, 9/01/11 .........................................................................    1,717,200
    B+           685      10.75%, 9/01/113 ........................................................................      739,800
     B         1,240    Stone Container Corp., 9.25%, 2/01/08 .....................................................    1,370,200
                                                                                                                    ------------
                                                                                                                       7,837,825
                                                                                                                    ------------
                        ECOLOGICAL SERVICES & EQUIPMENT--1.3%
    B+         3,000    Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09 ............................................    3,202,500
     B         2,250    Casella Waste Systems, Inc., 9.75%, 2/01/133 ..............................................    2,430,000
                                                                                                                    ------------
                                                                                                                       5,632,500
                                                                                                                    ------------
                        ELECTRONICS--0.5%
    B-         1,750    Chippac Int. Ltd., Ser. B, 12.75%, 8/01/09 ................................................    1,960,000
                                                                                                                    ------------
                        ENERGY--7.8%
    BBB        2,000    Amerada Hess Corp., 6.65%, 8/15/11 ........................................................    2,237,768
   BBB+          600    Anadarko Petroleum Corp., 5.375%, 3/01/07 .................................................      645,254
    B2           500    Baytex Energy Ltd., 10.50%, 2/15/11 (Canada) ..............................................      547,500
    BB-        2,500    Chesapeake Energy Corp., 9.00%, 8/15/12 ...................................................    2,787,500
    A-         3,000    Conoco Funding Co., 6.35%, 10/15/11 .......................................................    3,399,647
   BBB+        2,000    Dominion Resources, Inc., 5.70%, 9/17/12 ..................................................    2,125,668
     B         2,500    Dresser, Inc., 9.375%, 4/15/11 ............................................................    2,600,000
    BBB        1,500    DTE Energy Co., 7.05%, 6/01/11 ............................................................    1,728,503
     B           400    El Paso Corp., 7.875%, 6/15/123 ...........................................................      351,000
   BBB+        3,000    Exelon Corp., 6.75%, 5/01/11 ..............................................................    3,407,777
   Baa2        1,500    FirstEnergy Corp., Ser. C, 7.375%, 11/15/31 ...............................................    1,642,286
   BBB+        1,250    Kinder Morgan Energy Partners LP, 7.30%, 8/15/33 ..........................................    1,478,125
    BBB        1,000    Kinder Morgan, Inc., 6.50%, 9/01/12 .......................................................    1,110,149
    BB-        2,500    Leviathan Gas Pipeline Partners LP, Ser. B, 10.375%, 6/01/09 ..............................    2,706,250
    BBB        1,800    Occidental Petroleum Corp., 6.75%, 1/15/12 ................................................    2,056,077
                        Progress Energy, Inc.,
    BBB        1,800      6.75%, 3/01/06 ..........................................................................    1,973,010
    BBB        2,000      7.10%, 3/01/11 ..........................................................................    2,289,215
                                                                                                                    ------------
                                                                                                                      33,085,729
                                                                                                                    ------------
                        FINANCE & BANKING--18.0%
    Aa3        2,450    Bank of America Corp., 7.80%, 2/15/10 .....................................................    2,949,709
    Aa3        1,400(2) Bank One Corp., 6.50%, 2/01/06 ............................................................    1,552,991
    Aa3        2,000    Barclays Bank PLC, 6.86%, 6/15/32 (United Kingdom)3 .......................................    2,211,520
     A           500    Bear Stearns Co., Inc., 6.50%, 5/01/06 ....................................................      555,239
    Aa2        6,000    Citigroup, Inc., 5.625%, 8/27/12 ..........................................................    6,472,398
                        Credit Suisse First Boston USA, Inc.,
    Aa3          700(2)   6.125%, 11/15/11 ........................................................................      757,705
    Aa3        1,000      7.125%, 7/15/32 .........................................................................    1,164,829




                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        FINANCE & BANKING--(CONT'D)
                        Federal Home Loan Mortgage Corp.,
    AAA     $  4,000(2)   4.875%, 3/15/07 ......................................................................... $  4,333,720
    AAA        4,000(2)   6.875%, 9/15/10 .........................................................................    4,795,200
    AAA        8,000(2) Federal National Mortgage Assoc., 4.375%, 10/15/06 - 9/15/12 ..............................    8,319,720
    A3         3,000(2) Ford Motor Credit Co., 6.875%, 2/01/06 ....................................................    3,113,936
    AAA        3,000    General Electric Capital Corp., Ser. A, 6.75%, 3/15/32 ....................................    3,472,642
                        General Motors Acceptance Corp.,
    A2           700      6.75%, 1/15/06 ..........................................................................      732,984
    A2         4,000      6.875%, 8/28/12 .........................................................................    4,072,138
    AA-        1,000    Goldman Sachs Group, Inc., 6.60%, 1/15/12 .................................................    1,130,030
     A         3,650    Household Finance Corp., 6.375%, 10/15/11 - 11/27/12 ......................................    4,030,270
    A-         2,000    John Deere Capital Corp., 5.10%, 1/15/13 ..................................................    2,052,672
                        JP Morgan Chase & Co.,
    A+         2,100      5.25%, 5/30/07 ..........................................................................    2,266,176
     A         1,000      6.75%, 2/01/11 ..........................................................................    1,136,478
    AAA        3,000    KFW Intl. Finance, Inc., 5.25%, 6/28/06 ...................................................    3,288,636
    Ba1        1,000    Labranche & Co., Inc., 12.00%, 3/02/07 ....................................................    1,095,000
                        Lehman Brothers Holdings, Inc.,
    A+           850      6.25%, 5/15/06 ..........................................................................      931,330
    A+         1,500      6.625%, 1/18/12 .........................................................................    1,707,022
     A         2,000    MetLife, Inc., 5.375%, 12/15/12 ...........................................................    2,102,303
                        Morgan Stanley,
    Aa3          600      5.80%, 4/01/07 ..........................................................................      658,781
    AA-        1,600      6.75%, 4/15/11 ..........................................................................    1,817,575
    AA         2,000    Northern Trust Co., 6.30%, 3/07/11 ........................................................    2,256,534
   BBB+        2,000    Sears Roebuck Acceptance Corp., 6.75%, 8/15/11 ............................................    2,043,857
    AA-        2,000    UBS Preferred Funding Trust I, 8.622%, 10/29/49 ...........................................    2,524,200
    Aa2        2,000    Wells Fargo Bank, 7.55%, 6/21/10 ..........................................................    2,415,320
                                                                                                                    ------------
                                                                                                                      75,960,915
                                                                                                                    ------------
                        FOREST PRODUCTS--1.8%
    Ba2        2,000    Caraustar Industries, Inc., 9.875%, 4/01/11 ...............................................    2,060,000
    BB+        2,500    Tembec Industries, Inc., 8.50%, 2/01/11 (Canada) ..........................................    2,587,500
                        Weyerhaeuser Co.,
    BBB        1,550      5.95%, 11/01/08 .........................................................................    1,679,586
    BBB        1,000      6.75%, 3/15/12 ..........................................................................    1,121,274
                                                                                                                    ------------
                                                                                                                       7,448,360
                                                                                                                    ------------
                        HEALTH CARE--1.4%
    AA         1,000    Bristol Myers Squibb Co., 5.75%, 10/01/11 .................................................    1,086,540
    B-         1,200    Concentra Operating Corp., Ser. B, 13.00%, 8/15/09 ........................................    1,332,000
   Caa2        3,000    HealthSouth Corp., 7.00%, 6/15/084 ........................................................    1,935,000
    BB+        1,500    Omnicare, Inc., Ser. B, 8.125%, 3/15/11 ...................................................    1,627,500
                                                                                                                    ------------
                                                                                                                       5,981,040
                                                                                                                    ------------
                        HOTELS & CASINO--4.8%
    B+         2,100    Argosy Gaming Co., 10.75%, 6/01/09 ........................................................    2,310,000
    B+         2,000    Boyd Gaming Corp., 8.75%, 4/15/12 .........................................................    2,140,000
     B         2,000    Extended Stay America, Inc., 9.875%, 6/15/11 ..............................................    2,055,000
     B         1,700    Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12 ........................................    1,759,500
     B         1,500    Herbst Gaming, Inc., Ser. B, 10.75%, 9/01/08 ..............................................    1,646,250
    Ba3        1,500    HMH Properties, Inc., Ser. B, 7.875%, 8/01/08 .............................................    1,485,000
    BB+        1,000    MGM Mirage, Inc., 9.75%, 6/01/07 ..........................................................    1,120,000
    BB-        2,200    Mohegan Tribal Gaming Authority, 8.75%, 1/01/09 ...........................................    2,337,500
    BB+        2,000    Park Place Entertainment Corp., 8.875%, 9/15/08 ...........................................    2,160,000
   BBB-        3,000    Starwood Hotels & Resorts, 7.875%, 5/01/12 ................................................    3,157,500
                                                                                                                    ------------
                                                                                                                      20,170,750
                                                                                                                    ------------
                        INDUSTRIAL EQUIPMENT--1.0%
    B+         2,010    Manitowoc, Inc., 10.50%, 8/01/12 ..........................................................    2,130,600
    BB-        2,000    United Rentals NA, Inc., 10.75%, 4/15/08(3) ...............................................    2,150,000
                                                                                                                    ------------
                                                                                                                       4,280,600
                                                                                                                    ------------
                        LEISURE--0.4%
    B          1,500    Six Flags, Inc., 9.50%, 2/01/09 ...........................................................    1,543,125
                                                                                                                    ------------
                        MEDIA--5.0%
    B1         2,000    Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada) .........................    2,280,000
                        AOL Time Warner, Inc.,
   BBB+        2,000      7.70%, 5/01/32 ..........................................................................    2,224,467
   BBB+        3,000      9.125%, 1/15/13 .........................................................................    3,669,000




                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        MEDIA--(CONT'D)
   CCC-      $ 3,000    Charter Communications Holdings LLC, 10.75%, 10/01/09 ...................................... $ 1,995,000
                        Comcast Cable Communications, Inc.,
    BBB        1,000      6.75%, 1/30/11 ...........................................................................   1,071,563
    BBB        1,800      8.875%, 5/01/17 ..........................................................................   2,288,359
    BB-        3,000    EchoStar DBS Corp., 10.375%, 10/01/07 ......................................................   3,360,000
     B         1,000    Quebecor Media, Inc., 11.125%, 7/15/11 (Canada) ............................................   1,130,000
    B-         3,000    WRC Media Corp., 12.75%, 11/15/09 ..........................................................   3,075,000
                                                                                                                    ------------
                                                                                                                      21,093,389
                                                                                                                    ------------
                        REAL ESTATE--0.5%
   BBB+        1,000    Avalonbay Communities, Inc., 6.625%, 9/15/11 ...............................................   1,112,109
   BBB+          800    EOP Operating LP, 7.00%, 7/15/11 ...........................................................     896,099
                                                                                                                    ------------
                                                                                                                       2,008,208
                                                                                                                    ------------
                        TECHNOLOGY--0.5%
    BB+        2,000    Seagate Technology Holdings, 8.00%, 5/15/09 ................................................   2,150,000
                                                                                                                    ------------

                        TELECOMMUNICATION--3.9%
   BBB+        2,000    Deutsche Telekom Intl. Finance BV, 8.50%, 6/15/10 (Netherlands) ............................   2,442,400
    B3         1,340    Dobson Communications Corp., 10.875%, 7/01/10 ..............................................   1,407,000
    B+         2,000    Nextel Communications, Inc., 9.95%, 2/15/08 ................................................   2,100,000
    Ba3        3,000    PanAmSat Corp., 8.50%, 2/01/12 .............................................................   3,240,000
                        SBC Communications, Inc.,
    AA-          450      5.875%, 8/15/12 ..........................................................................     495,190
    AA-        1,000      6.25%, 3/15/11 ...........................................................................   1,121,732
    A+         1,000    Verizon Global Funding Corp., 7.75%, 6/15/32 ...............................................   1,239,757
    Aa3        3,000    Verizon Pennsylvania, Inc., Ser. A, 5.65%, 11/15/11 ........................................   3,144,126
     A         1,000    Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom) ........................................   1,210,540
                                                                                                                    ------------
                                                                                                                      16,400,745
                                                                                                                    ------------
                        TRANSPORTATION--1.9%
   BBB+        1,000    Burlington Northern Santa Fe Corp., 5.90%, 7/01/12 .........................................   1,087,200
   BBB+        1,000    Canadian National Railway Co., 6.375%, 10/15/11 (Canada) ...................................   1,126,363
    BBB        1,475    Canadian Pacific Railway Ltd., 6.25%, 10/15/11 (Canada) ....................................   1,643,581
     B         2,000    RailAmerica Transp. Corp., 12.875%, 8/15/10 ................................................   2,180,000
    BBB        2,000    Union Pacific Corp., 6.125%, 1/15/12 .......................................................   2,204,988
                                                                                                                    ------------
                                                                                                                       8,242,132
                                                                                                                    ------------
                        OTHER--4.7%
    A3        17,520 2  Targeted Return Index Securities Trust, Ser. 10-2002, Floating Coupon, 1/15/12(3) ..........  19,934,606
                                                                                                                    ------------
                        Total Corporate Bonds ...................................................................... 310,294,100
                                                                                                                    ------------
                        FOREIGN GOVERNMENT BONDS--0.8%
   Baa2        3,000    United Mexican States, 8.00%, 9/24/22 (Mexico) .............................................   3,315,000
                                                                                                                    ------------
                        TOTAL LONG-TERM INVESTMENTS (cost $572,542,044) ............................................ 592,194,605
                                                                                                                    ------------
                        SHORT-TERM INVESTMENT--1.8%
                        DISCOUNT NOTE--1.8%
               7,800    Federal Home Loan Bank, 1.25%, 5/01/03 (cost $7,800,000) ...................................   7,800,000
                                                                                                                    ------------
                        Total investments before outstanding option written (cost $580,342,044) ....................$599,994,605
                                                                                                                    ------------







                       See Notes to Financial Statements.

             NOTIONAL
              AMOUNT
               (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        OUTSTANDING OPTION WRITTEN--(0.1)%
                        CALL OPTION--(0.1)%
              $3,000    Interest Rate Swap, 5.50%, over 3 month LIBOR, expires 5/06/03 (premium received $56,660)  $    (323,740)
                                                                                                                   -------------
                        TOTAL INVESTMENTS, NET OF OUTSTANDING OPTION WRITTEN--141.9% .............................   599,670,865
                        OTHER LIABILITIES IN EXCESS OF OTHER ASSETS--(41.9)% .....................................  (177,142,546)
                                                                                                                   -------------
                        NET ASSETS--100% ......................................................................... $ 422,528,319
                                                                                                                   =============

----------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2003, the Trust held 7.6% of its net assets, with a current market value of $32,019,488, in securities restricted as to resale.
(4) Issuer is technically in default.










                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

----------------------
BlackRock Income Trust
----------------------

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--121.9%
                        MORTGAGE PASS-THROUGHS--52.0%
                        Federal Home Loan Mortgage Corp.,
             $40,470(2)   5.50%, 10/01/16 - 5/01/17 ............................................................... $ 42,080,683
                 271      6.50%, 5/01/29 - 5/01/30 ................................................................      283,308
                  68      7.50%, 2/01/23 ..........................................................................       73,504
                 253      8.00%, 11/01/15 .........................................................................      268,692
                 245      8.50%, 10/01/06 - 3/01/08 ...............................................................      261,324
                 554      9.00%, 9/01/20 ..........................................................................      618,550
                        Federal National Mortgage Assoc.,
              97,777(2)   5.50%, 12/01/13 - 9/01/17 ...............................................................  101,678,868
              32,338(2)   6.00%, 11/01/31 - 10/01/32 ..............................................................   33,646,603
              24,324(2)   6.50%, 2/01/26 - 5/01/31 ................................................................   25,407,794
              31,002(2)   7.00%, 6/01/26 - 2/01/32 ................................................................   32,767,532
               5,336      7.50%, 11/01/14 - 9/01/23 ...............................................................    6,106,048
               1,171      8.00%, 5/01/08 - 5/01/22 ................................................................    1,267,112
                  16      9.50%, 1/01/19 - 6/01/20 ................................................................       17,325
                        Government National Mortgage Assoc.,
                 250      7.00%, 10/15/17 .........................................................................      267,135
               1,974      7.50%, 8/15/21 - 12/15/23 ...............................................................    2,121,681
               1,391      8.00%, 10/15/22 - 2/15/29 ...............................................................    1,511,782
                 127      9.00%, 6/15/18 - 9/15/21 ................................................................      141,219
                                                                                                                    ------------
                        Total Mortgage Pass-Throughs ..............................................................  248,519,160
                                                                                                                    ------------
                        FEDERAL HOUSING ADMINISTRATION--5.4%
                        GMAC Projects,
               2,002      Ser. 33, 7.43%, 9/01/21 .................................................................    2,162,718
               1,940      Ser. 46, 7.43%, 3/01/22 .................................................................    2,095,487
               1,093      Ser. 51, 7.43%, 2/01/23 .................................................................    1,180,399
               2,221      Ser. 56, 7.43%, 11/01/22 ................................................................    2,399,082
                 490    Merrill Project, Ser. 54, 7.43%, 2/01/23 ..................................................      529,058
                 923    Reilly Project, Ser. 41, 8.767%, 12/01/18 .................................................      966,930
                        USGI Projects,
                 466      Ser. 87, 7.43%, 12/01/22 ................................................................      503,590
               1,920      Ser. 99, 7.43%, 10/01/23 ................................................................    2,074,162
               2,482      Ser. 6302, 7.43%, 12/01/21 ..............................................................    2,682,452
               3,894      Polaris, Ser. 982, 7.43%, 11/01/21 ......................................................    4,206,094
               6,307      Yorkville, Ser. 6094, 7.43%, 6/01/21 ....................................................    6,811,502
                                                                                                                    ------------
                        Total Federal Housing Administration ......................................................   25,611,474
                                                                                                                    ------------
                        AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--3.2%
                        Federal Home Loan Mortgage Corp.,
              10,192      Ser. T11, Class A9, 3.068%, 1/25/28 .....................................................    9,477,280
                 784      Ser. 19, Class F, 8.50%, 3/15/20 ........................................................      828,513
                        Federal National Mortgage Assoc.,
                 977      Ser. 12, Class G, 4.50%, 2/25/20 ........................................................      996,867
               1,173      Ser. 43, Class E, 7.50%, 4/25/22 ........................................................    1,254,914
               2,500    Government National Mortgage Assoc., Ser. 33, Class PB, 6.50%, 7/20/31 ....................    2,649,686
                                                                                                                    ------------
                        Total Agency Multiple Class Mortgage Pass-Throughs ........................................   15,207,260
                                                                                                                    ------------
                        NON-AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--0.9%
    AAA        2,822    Bank One, Ser. 1, Class 2A, 3/15/15 .......................................................    2,878,668
    AAA          561    Prudential Home Mortgage Securities Co., Ser. 35, Class A12, 6.75%, 9/25/08 ...............      559,474
    AAA        1,158    Summit Mortgage Trust, Ser. 1, Class B1, 12/28/12(3) ......................................    1,070,087
                                                                                                                    ------------
                        Total Non-Agency Multiple Class Mortgage Pass-Throughs ....................................    4,508,229
                                                                                                                    ------------
                        ADJUSTABLE RATE MORTGAGE SECURITIES--0.2%
                        Federal National Mortgage Assoc.,
                 430      Ser. 38, Class F, 8.325%, 4/25/21 .......................................................      403,991
                 631      Ser. 256, Class F, 2.844%, 11/25/23 .....................................................      570,213
                                                                                                                    ------------
                        Total Adjustable Rate Mortgage Securities .................................................      974,204
                                                                                                                    ------------




                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        INVERSE FLOATING RATE MORTGAGES--10.0%
    AAA     $  6,460    Countrywide Mortgage-Backed Securities, Inc., Ser. D, Class A15, 1/25/09 .................. $  6,552,896
                        Federal Home Loan Mortgage Corp.,
                 157      Ser. 1160, Class F, 10/15/21 ............................................................      198,967
                 294      Ser. 1580, Class SD, 9/15/08 ............................................................      297,857
                 915      Ser. 1601, Class SE, 10/15/08 ...........................................................      927,510
                 517      Ser. 1608, Class SC, 11/15/23 ...........................................................      520,674
               1,457(2)   Ser. 1616, Class SB, 11/15/08 ...........................................................    1,544,584
               4,328      Ser. 1688, Class S, 12/15/13 ............................................................    4,614,302
              10,536      Ser. 2575, Class QS, 9/15/31 ............................................................   10,671,077
                        Federal National Mortgage Assoc.,
                 102      Ser. 19, Class SB, 1/25/24 ..............................................................      102,341
                 436      Ser. 38, Class SA, 4/25/21 ..............................................................      458,805
               3,109      Ser. 79, Class SE, 1/25/22 ..............................................................    3,184,279
                 428      Ser. 87, Class S, 8/25/21 ...............................................................      537,870
               1,920      Ser. 93, Class S, 5/25/08 ...............................................................    2,035,472
                 204      Ser. 129, Class SE, 8/25/08 .............................................................      214,046
                 206      Ser. 145, Class S, 10/25/06 .............................................................      258,158
               1,651      Ser. 170, Class SC, 9/25/08 .............................................................    1,695,385
               4,327      Ser. 196, Class SC, 10/25/08 ............................................................    4,575,732
               2,173      Ser. 214, Class S, 12/25/08 .............................................................    2,278,190
               1,358      Ser. 214, Class SH, 12/25/08 ............................................................    1,507,259
               2,562      Ser. 247, Class SN, 12/25/23 ............................................................    2,851,265
    AAA        1,911    Kidder Peabody Acceptance Corp., Ser. 1, Class A6, 8/25/23 ................................    1,927,602
    AAA          649    Residential Funding Mortgage Securities Inc., Ser. S36, Class A13, 10/25/08 ...............      681,383
                                                                                                                    ------------
                        Total Inverse Floating Rate Mortgages .....................................................   47,635,654
                                                                                                                    ------------
                        INTEREST ONLY MORTGAGE-BACKED SECURITIES--10.0%
                        American Housing Trust,
                 489      Ser. III, Class 4, 3/25/19 ..............................................................        9,999
                 115      Ser. VII, Class 2, 11/25/20 .............................................................      340,000
                        BA Mortgage Securities, Inc.,
                 405      Ser. 1, Class X, 7/25/26 ................................................................        2,150
                 300      Ser. 1, Class 2X, 5/28/13 ...............................................................        4,457
             104,801    Commercial Mortgage Acceptance Corp., Ser. ML1, Class IO, 12/15/30 ........................    2,489,033
              38,360    Credit Suisse First Boston Mortgage Securities Corp. Trust, Ser. C1, Class AX, 6/20/29(3) .    2,140,039
                        Federal Home Loan Mortgage Corp.,
               1,387      Ser. G-13, Class PP, 5/25/21 ............................................................       50,778
              41,587      Ser. G-60, Class HS, 4/25/24 ............................................................    2,339,260
              11,543      Ser. 204, Class IO, 5/01/29 .............................................................    1,460,651
                  22      Ser. 1494, Class PL, 3/15/22 ............................................................       37,301
               2,384      Ser. 1706, Class IA, 10/15/23 ...........................................................      254,786
                 622      Ser. 1720, Class PK, 1/15/24 ............................................................       88,587
              18,484      Ser. 1809, Class SC, 12/15/23 ...........................................................      548,743
              20,310      Ser. 1914, Class PC, 12/15/11 ...........................................................      258,751
              22,106      Ser. 2002, Class HJ, 10/15/08 ...........................................................      951,772
                 763      Ser. 2037, Class IB, 12/15/26 ...........................................................       21,660
               3,042      Ser. 2050, Class PI, 12/15/11 ...........................................................      132,043
               1,708      Ser. 2063, Class PI, 4/15/12 ............................................................       52,292
               5,434      Ser. 2080, Class PL, 1/15/27 ............................................................      146,046
                  27      Ser. 2099, Class JB, 9/15/22 ............................................................      359,527
               2,029      Ser. 2138, Class PI, 3/15/11 ............................................................       36,885
               8,630      Ser. 2289, Class S, 2/15/31 .............................................................    1,159,665
                 457      Ser. 2296, Class IO, 8/15/27 ............................................................          594
               6,762      Ser. 2296, Class SA, 3/15/16 ............................................................      458,578
               7,359      Ser. 2358, Class IB, 7/15/21 ............................................................       55,191
               6,240      Ser. 2444, Class ST, 9/15/29 ............................................................      438,732
               9,078      Ser. 2512, Class QS, 10/15/22 ...........................................................      453,911
               5,101      Ser. 2513, Class BI, 12/15/15 ...........................................................      404,883
               4,545      Ser. 2542, Class MX, 5/15/22 ............................................................      721,182
               5,028      Ser. 2543, Class IM, 9/15/12 ............................................................      535,200
              11,648      Ser. 2545, Class NI, 3/15/22 ............................................................    1,565,167





                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        INTEREST ONLY MORTGAGE-BACKED SECURITIES--(CONT'D)
                        Federal National Mortgage Assoc.,
            $      3      Ser. G-50, Class G, 12/25/21 ............................................................ $     49,796
                 790      Ser. G92-5, Class H, 1/25/22 ............................................................      157,575
                   2      Ser. G92-12, Class C, 2/25/22 ...........................................................       41,409
               2,679      Ser. G92-60, Class SB, 10/25/22 .........................................................       61,061
               3,050      Ser. W4, Class IO, 12/25/28 .............................................................      304,968
              12,851      Ser. 2, Class ID, 3/25/23 ...............................................................       16,063
              28,816      Ser. 16, Class PI, 11/25/12 .............................................................    2,845,549
               2,898      Ser. 19, Class PI, 8/25/12 ..............................................................       48,903
              48,277      Ser. 23, Class ES, 10/25/22 .............................................................    5,124,842
              11,048      Ser. 33, Class SG, 3/25/09 ..............................................................      975,359
              13,508      Ser. 37, Class SE, 10/25/22 .............................................................      171,147
               3,454      Ser. 50, Class SI, 4/25/23 ..............................................................       85,275
               3,955      Ser. 62, Class IC, 7/25/15 ..............................................................      475,781
               5,597      Ser. 62, Class IL, 3/25/24 ..............................................................      574,563
              12,371      Ser. 68, Class SC, 1/25/24 ..............................................................    1,136,575
               7,989      Ser. 82, Class IR, 9/25/12 ..............................................................      923,679
              49,725      Ser. 90, Class M, 1/25/28 ...............................................................    8,246,945
               8,070      Ser. 199, Class SB, 10/25/23 ............................................................      791,874
               6,157      Ser. 301, Class 2, 4/01/29 ..............................................................      758,048
              11,935      Ser. 302, Class 2, 6/01/29 ..............................................................    1,564,555
                 249    First Boston Mortgage Securities Corp., Ser. C, Class IO, 4/25/17 .........................       46,701
              37,916    GMAC Commercial Mortgage Securities, Inc., Ser. C1, Class X, 7/15/29 ......................    2,400,132
              28,694    Goldman Sachs Mortgage Securities Corp., Ser. 5, Class IO, 6/19/27(3) .....................      641,131
               1,632    Government National Mortgage Assoc., Ser. 7, Class PS, 1/20/28 ............................      182,016
              17,779    Hanover Grantor Trust, Ser. A, Class 1IO, 8/28/27(3) ......................................      133,344
                 305    Kidder Peabody Acceptance Corp., Ser. B, Class A2, 4/22/18 ................................       81,944
               7,874    Merrill Lynch Mortgage Investors, Inc., Ser. C2, Class IO, 6/15/21 ........................      182,089
              13,005    Morgan Stanley Capital 1, Inc., Ser. HF1, Class X, 7/15/293 ...............................      549,361
              24,675    Prudential Home Mortgage Securities Co., Ser. 5, Class A9, 2/25/24 ........................            0
                  65    Prudential Securities Inc., Ser. 15, Class 1G, 5/20/21 ....................................       26,302
               4,500    Residential Accredit Loans, Inc., Ser. QS7, Class A1, 4/25/33 .............................      736,875
              30,340    Small Business Administration, Ser. 1, Class IO, 4/01/15 ..................................      360,289
             285,951    Vendee Mortgage Trust, Ser. 2, Class 1IO, 5/15/29 .........................................      357,439
                                                                                                                    ------------
                        Total Interest Only Mortgage-Backed Securities ............................................   47,569,453
                                                                                                                    ------------
                        PRINCIPAL ONLY MORTGAGE-BACKED SECURITIES--13.3%
    AAA          342    Chase Mortgage Finance Corp., Ser. A, Class AP, 1/25/10 ...................................      284,121
    AAA          235    Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17 .......................      214,693
                        Countrywide Home Loan Mortgage Certificates,
    AAA        1,585      Ser. J2, Class A30, 4/25/33 .............................................................    1,394,800
    AAA        1,322      Ser. 11, Class A14, 5/25/33 .............................................................    1,209,756
    AAA        4,199      Ser. 11, Class A28, 5/25/33 .............................................................    3,842,303
                        Drexel Burnham Lambert, Inc.,
    AAA           90      Ser. K, Class 1, 9/23/17 ................................................................       81,411
    AAA        1,005      Ser. V, Class 1, 9/01/18 ................................................................      934,973
                        Federal Home Loan Mortgage Corp.,
               1,061      Ser. T-8, Class A10, 11/15/28 ...........................................................      817,273
                 634      Ser. 1418, Class M, 11/15/22 ............................................................      526,202
               3,077      Ser. 1571, Class G, 8/15/23 .............................................................    2,480,152
               7,271      Ser. 1691, Class B, 3/15/24 .............................................................    6,606,564
                 955      Ser. 1739, Class B, 2/15/24 .............................................................      898,608
                 288      Ser. 1750, Class PC, 3/15/24 ............................................................      286,716
                 532      Ser. 1857, Class PB, 12/15/08 ...........................................................      526,874
               1,506      Ser. 1896, Class PA, 11/15/23 ...........................................................    1,483,420
                        Federal National Mortgage Assoc.,
               1,428      Ser. G93-2, Class KB, 1/25/23 ...........................................................    1,298,233
               1,468      Ser. W4, Class PO, 2/25/29 ..............................................................    1,212,529
                 120      Ser. 5, Class PV, 11/25/23 ..............................................................      119,839
                 166      Ser. 7, Class J, 2/25/21 ................................................................      150,037
               6,137      Ser. 13, Class PR, 3/25/32 ..............................................................    5,705,686
               3,148      Ser. 26, Class L, 3/25/23 ...............................................................    3,092,713
               2,589      Ser. 82, Class PO, 12/25/32 .............................................................    2,466,072
               1,609      Ser. 273, Class 1, 7/01/26 ..............................................................    1,509,594
                 734      Ser. 279, Class 1, 7/01/26 ..............................................................      657,623
              24,949      Ser. 328, Class1, 11/01/32 ..............................................................   22,110,564




                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        PRINCIPAL ONLY MORTGAGE-BACKED SECURITIES--(CONT'D)
    AAA     $    467    First Union Residential Securitization Trust, Ser. A, Class 1-APO, 3/25/15 ................ $    430,516
    AAA       11,786    Fund America Investors Corp., Ser. C, Class B, 4/29/30 ....................................    2,741,364
    AAA          150    Housing Security Inc., Ser. D, Class D8, 6/25/23 ..........................................      139,750
    AAA          110    Structured Mortgage Asset Residential Trust, Ser. 3C, Class CX, 4/25/24 ...................       99,670
                                                                                                                    ------------
                        Total Principal Only Mortgage-Backed Securities ...........................................   63,322,056
                                                                                                                    ------------
                        COMMERCIAL MORTGAGE-BACKED SECURITIES--2.4%
    AAA       10,250    New York City Mortgage Loan Trust, Ser. 1996, Class A2, 6.75%, 6/25/11(3) .................   11,667,135
                                                                                                                    ------------
                        U.S. GOVERNMENT AND AGENCY SECURITIES--24.4%
              13,607    Overseas Private Investment Corp., 4.30% - 7.35%, 5/29/12 .................................   14,781,903
                        Small Business Administration,
               1,763      Ser. 20C-1, 7.15%, 3/01/17 ..............................................................    1,974,757
               2,843      Ser. 20E-1, 7.60%, 5/01/16 ..............................................................    3,226,310
               3,518      Ser. 20F-1, 7.55%, 6/01/16 ..............................................................    3,967,576
               2,223      Ser. 20G-1, 7.70%, 7/01/16 ..............................................................    2,518,714
               2,884      Ser. 20H-1, 7.25%, 8/01/16 ..............................................................    3,231,871
               4,480      Ser. 20K-1, 6.95%, 11/01/16 .............................................................    4,987,438
               2,105    Small Business Investment Companies, Ser. P10A-1, 6.12%, 2/01/08 ..........................    2,227,169
                        U.S. Treasury Bonds,
             155,700(2)   Zero Coupon, 11/15/24 ...................................................................   50,674,901
               8,325(2)   8.00%, 11/15/21 .........................................................................   11,678,085
                        U.S. Treasury Notes,
               3,000(2)   3.875%, 2/15/13 .........................................................................    3,003,984
              14,000(2)   4.00%, 11/15/12 .........................................................................   14,178,822
                                                                                                                    ------------
                        Total U.S. Government and Agency Securities ...............................................  116,451,530
                                                                                                                    ------------
                        COLLATERALIZED MORTGAGE OBLIGATION RESIDUALS--0.1%
                  45    FBC Mortgage Securities Trust 16, CMO, Ser. A1, 7/01/17(4) ................................      399,200
                                                                                                                    ------------
                        Total Long-Term Investments (cost $578,980,223) ...........................................  581,865,355
                                                                                                                    ------------
                        SHORT-TERM INVESTMENT--2.6%
                        DISCOUNT NOTE--2.6%
              12,700    Federal Home Loan Bank, 1.25%, 5/01/03 (cost $12,700,000) .................................   12,700,000
                                                                                                                    ------------
                        Total investments before investment sold short and outstanding option written
                        (cost $591,680,223) .......................................................................  594,565,355
                                                                                                                    ------------
                        INVESTMENT SOLD SHORT--(3.5)%
              15,750    U.S. Treasury Notes, 4.375%, 8/15/12 (proceeds $16,213,984) ...............................  (16,444,606)
                                                                                                                    ------------

             NOTIONAL
              AMOUNT
              (000)
             --------
                        OUTSTANDING OPTION WRITTEN--(0.2)%
                        CALL OPTION--(0.2)%
             $11,000    Interest Rate Swap, 5.50%, over 3 month LIBOR, expires 5/06/03 (premium received $207,753)    (1,187,046)
                                                                                                                    ------------
                        Total investments, net of investment sold short and outstanding option written--120.8% ....  576,933,703
                        Other liabilities in excess of other assets--(20.8)% ......................................  (99,475,468)
                                                                                                                    ------------
                        NET ASSETS--100% .......................................................................... $477,458,235
                                                                                                                    ============

----------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2003, the Trust held 3.4% of its net assets, with a current market value of $16,201,097, in securities restricted as to resale.
(4) Illiquid security representing 0.1% of net assets.







                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

------------------------------
BlackRock Strategic Bond Trust
------------------------------

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--144.0%
                        CORPORATE BONDS--142.0%
                        AEROSPACE & DEFENSE--4.4%
    B-      $  2,000(2) BE Aerospace, Inc., 9.50%, 11/01/08 ....................................................... $  1,320,000
    BBB        1,000    Lockheed Martin Corp., 8.20%, 12/01/09 ....................................................    1,225,369
   BBB-          650(2) Raytheon Co., 6.55%, 3/15/10 ..............................................................      719,036
    A+         1,000(2) United Technologies Corp., 6.35%, 3/01/11 .................................................    1,130,995
                                                                                                                    ------------
                                                                                                                       4,395,400
                                                                                                                    ------------
                        AUTOMOTIVE--15.8%
    BB+        2,000(2) Autonation, Inc., 9.00%, 8/01/08 ..........................................................    2,170,000
    B1         2,000(2) Collins & Aikman Products Co., 10.75%, 12/31/11 ...........................................    2,090,000
    A3         1,000(2) Daimler Chrysler NA Holding Corp., 7.30%, 1/15/12 .........................................    1,141,141
    BB         2,000    Dana Corp., 10.125%, 3/15/10 ..............................................................    2,220,000
    B3         2,000(2) Delco Remy Intl., Inc., 11.00%, 5/01/09 ...................................................    1,060,000
     B         2,000    Dura Operating Corp., Ser. D, 9.00%, 5/01/09 ..............................................    1,840,000
    B+         2,000(2) Sonic Automotive, Inc., Ser. D, 11.00%, 8/01/08 ...........................................    2,130,000
    B+         1,000    TRW Automotive, Inc., 9.375%, 2/15/13(3) ..................................................    1,090,000
     B         2,000    United Auto Group Inc., 9.625%, 3/15/12 ...................................................    2,095,000
                                                                                                                    ------------
                                                                                                                      15,836,141
                                                                                                                    ------------
                        BASIC MATERIAL--2.1%
   BB-         2,000(2) Century Aluminum Co., 11.75%, 4/15/08 .....................................................    2,055,000
                                                                                                                    ------------
                        BUILDING & DEVELOPMENT--5.3%
    BB         1,000(2) Beazer Homes USA, Inc., 8.625%, 5/15/11 ...................................................    1,080,000
    B-         2,000    Great Lakes Dredge & Dock Corp., 11.25%, 8/15/08 ..........................................    2,120,000
    Ba1        2,000    Schuler Homes, Inc., 9.375%, 7/15/09 ......................................................    2,095,000
                                                                                                                    ------------
                                                                                                                       5,295,000
                                                                                                                    ------------
                        CHEMICAL--5.4%
    BB         2,000    Lyondell Chemical Co., Ser. B, 9.875%, 5/01/07 ............................................    2,050,000
     B         1,796    Noveon, Inc., Ser. B, 11.00%, 2/28/11 .....................................................    2,011,520
    B-         1,250    Resolution Performance Products, Inc., 13.50%, 11/15/10 ...................................    1,337,500
                                                                                                                    ------------
                                                                                                                       5,399,020
                                                                                                                    ------------
                        CONGLOMERATES--4.5%
     A           325    Honeywell Intl., Inc., 7.50%, 3/01/10 .....................................................      389,409
     B         1,500    MDP Acquisitions PLC, 9.625%, 10/01/12 (Ireland)(3) .......................................    1,620,000
     B         2,000    Penhall Intl., Inc., 12.00%, 8/01/06 ......................................................    1,400,000
   BBB-        1,132(2) Tyco Intl. Group SA, 6.375%, 2/15/06 (Luxembourg) .........................................    1,126,340
                                                                                                                    ------------
                                                                                                                       4,535,749
                                                                                                                    ------------
                        CONSUMER PRODUCTS--7.8%
    B-         2,000    Friendly Ice Cream Corp., 10.50%, 12/01/07 ................................................    2,010,000
   BBB+        1,000(2) General Mills, Inc., 5.125%, 2/15/07 ......................................................    1,069,354
    BBB          575(2) Kellogg Co., Ser. B, 6.00%, 4/01/06 .......................................................      628,318
    BB-        2,000    Levi Strauss & Co., 12.25%, 12/15/12(3) ...................................................    1,680,000
    B-           500    Pantry, Inc., The, 10.25%, 10/15/07 .......................................................      497,500
    B+         2,000    Sbarro, Inc., 11.00%, 9/15/09 .............................................................    1,940,000
                                                                                                                    ------------
                                                                                                                       7,825,172
                                                                                                                    ------------
                        CONTAINERS & GLASS--3.0%
     B         1,000    Crown European Holdings SA, 10.875%, 3/01/13 (France)(3) ..................................    1,050,000
    B+         1,800    Plastipak Holdings, Inc., 10.75%, 9/01/11 .................................................    1,944,000
                                                                                                                    ------------
                                                                                                                       2,994,000
                                                                                                                    ------------
                        ECOLOGICAL SERVICES & EQUIPMENT--3.8%
    B+         2,000(2) Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09 ............................................    2,135,000
     B         1,500    Casella Waste Systems, Inc., 9.75%, 2/01/13(3) ............................................    1,620,000
                                                                                                                    ------------
                                                                                                                       3,755,000
                                                                                                                    ------------
                        ELECTRONICS--4.4%
    B+         2,000    FIMEP SA, 10.50%, 2/15/13 (France)(3) .....................................................    2,190,000
    Ba2        2,000(2) Flextronics Intl. Ltd., 9.875%, 7/01/10 (Singapore) .......................................    2,220,000
                                                                                                                    ------------
                                                                                                                       4,410,000
                                                                                                                    ------------




                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        ENERGY--18.9%
   BBB+     $  1,000(2) Anadarko Petroleum Corp., 5.375%, 3/01/07 ................................................. $  1,075,424
    B+         2,000(2) Calpine Corp., 10.50%, 5/15/06 ............................................................    1,690,000
    BB         2,000(2) Compagnie Generale De Geophysique SA, 10.625%, 11/15/07 (France) ..........................    2,000,000
    A-         1,000(2) Conoco, Inc., 6.95%, 4/15/29 ..............................................................    1,163,751
     B         2,000(2) Dresser, Inc., 9.375%, 4/15/11 ............................................................    2,080,000
    BBB          250(2) DTE Energy Co., 7.05%, 6/01/11 ............................................................      288,084
                        El Paso Corp.,
     B           165      7.75%, 1/15/32 ..........................................................................      127,050
     B            85      7.80%, 8/01/31 ..........................................................................       65,450
    BB-        1,000    GulfTerra Energy Partners L.P., Ser. B, 8.50%, 6/01/11 ....................................    1,070,000
   BBB+          250(2) Exelon Corp., 6.75%, 5/01/11 ..............................................................      283,981
   Baa2          325(2) FirstEnergy Corp., Ser. C, 7.375%, 11/15/31 ...............................................      355,829
    B+         2,000    Hanover Equipment Trust, Ser. A, 8.50%, 9/01/08 ...........................................    2,040,000
    BB-        1,000    Leviathan Gas Pipeline Partners LP, Ser. B, 10.375%, 6/01/09 ..............................    1,082,500
    BBB          250    Occidental Petroleum Corp., 6.75%, 1/15/12 ................................................      285,566
    BBB        1,000(2) Progress Energy, Inc., 6.75%, 3/01/06 .....................................................    1,096,117
     B         2,000    Swift Energy Co., 10.25%, 8/01/09 .........................................................    2,100,000
    BB-        2,000    Western Gas Resources, Inc., 10.00%, 6/15/09 ..............................................    2,180,000
                                                                                                                    ------------
                                                                                                                      18,983,752
                                                                                                                    ------------
                        FINANCE & BANKING--16.9%
    A+           500(2) Allstate Corp., 7.875%, 5/01/05 ...........................................................      557,728
    Aa3        1,000(2) Bank One Corp., 6.50%, 2/01/06 ............................................................    1,109,280
    Aa3          650(2) Barclays Bank PLC, 8.55%, 9/29/49 (United Kingdom)3 .......................................      809,900
     A           325(2) Bear Stearns Co., Inc., 6.50%, 5/01/06 ....................................................      360,906
    B+         2,000(2) Bluewater Finance Ltd., 10.25%, 2/15/12 (United Kingdom) ..................................    2,007,000
    AA+        3,000(2) Citigroup, Inc., 5.75%, 5/10/06 ...........................................................    3,276,540
                        Ford Motor Credit Co.,
    A3           750(2)   5.80%, 1/12/09 ..........................................................................      709,781
    A3         2,000(2)   6.875%, 2/01/06 .........................................................................    2,075,957
                        General Motors Acceptance Corp.,
    A2           250(2)   6.75%, 1/15/06 ..........................................................................      261,780
    A2           900(2)   6.875%, 9/15/11 .........................................................................      909,703
    A2           300(2)   8.00%, 11/01/31 .........................................................................      307,484
    AAA          850(2) KFW Intl. Finance, Inc., 5.25%, 6/28/06 ...................................................      931,780
    Ba1        1,000    Labranche & Co., Inc., 12.00%, 3/02/07 ....................................................    1,095,000
    A+         1,000(2) Lehman Brothers Holdings, Inc., 6.25%, 5/15/06 ............................................    1,095,682
     A           325(2) MetLife, Inc., 6.125%, 12/01/11 ...........................................................      362,426
   BBB+        1,000    Sears Roebuck Acceptance Corp., 6.75%, 8/15/11 ............................................    1,021,929
                                                                                                                    ------------
                                                                                                                      16,892,876
                                                                                                                    ------------
                        FOREST PRODUCTS--3.1%
    Ba2        2,000(2) Caraustar Industries, Inc., 9.875%, 4/01/11 ...............................................    2,060,000
    BBB        1,000(2) Weyerhaeuser Co., 6.125%, 3/15/07 .........................................................    1,090,593
                                                                                                                    ------------
                                                                                                                       3,150,593
                                                                                                                    ------------
                        HEALTH CARE--6.7%
     D         2,000    HealthSouth Corp., 6.875%, 6/15/05 ........................................................    1,300,000
    B-         2,000    Insight Health Services Corp., Ser. B, 9.875%, 11/01/11 ...................................    1,860,000
    B+         2,000    Matria Healthcare, Inc., Ser. B, 11.00%, 5/01/08 ..........................................    1,960,000
    B-         1,500    United Surgical Partners Intl., Inc., 10.00%, 12/15/11 ....................................    1,590,000
                                                                                                                    ------------
                                                                                                                       6,710,000
                                                                                                                    ------------
                        HOTELS & CASINO--2.9%
    BB+        2,000    Park Place Entertainment Corp., 7.875%, 3/15/10 ...........................................    2,065,000
     B         1,000    Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09 .......................................      870,000
                                                                                                                    ------------
                                                                                                                       2,935,000
                                                                                                                    ------------
                        INDUSTRIAL EQUIPMENT--4.0%
    BB-        2,000    Mail Well I Corporation, 9.625%, 3/15/12 ..................................................    2,060,000
    B+         2,000(2) United Rentals, Inc., Ser. B, 9.25%, 1/15/09 ..............................................    1,910,000
                                                                                                                    ------------
                                                                                                                       3,970,000
                                                                                                                    ------------




                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT
  RATING(1)    (000)                         DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                        LEISURE--1.5%
   BB+      $  1,500    Royal Caribbean Cruises Ltd., 8.75%, 2/02/11 (Liberia) .................................... $  1,522,500
                                                                                                                    ------------
                        MEDIA--13.4%
    NR         2,000(2) Adelphia Communications Corporation, Ser. B, 10.50%, 7/15/04(4) ...........................      990,000
    B1         1,500(2) Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada) .........................    1,710,000
   BBB+        1,000(2) AOL Time Warner, Inc., 7.70%, 5/01/32 .....................................................    1,112,233
   CCC-        2,000    Charter Communications Holdings LLC, 11.125%, 1/15/11 .....................................    1,330,000
    BBB        1,000    Comcast Cable Communications, Inc., 6.875%, 6/15/09 .......................................    1,105,000
    BB-        2,000    EchoStar DBS Corp., 10.375%, 10/01/07 .....................................................    2,240,000
    B-         2,000    Nextmedia Operating, Inc., 10.75%, 7/01/11 ................................................    2,215,000
    A-         1,000(2) Viacom, Inc., 6.625%, 5/15/11 .............................................................    1,145,111
    B-         1,500    WRC Media Corp., 12.75%, 11/15/09 .........................................................    1,537,500
                                                                                                                    ------------
                                                                                                                      13,384,844
                                                                                                                    ------------
                        REAL ESTATE--2.5%
    A-           500(2) ERP Operating LP, 6.95%, 3/02/11 ..........................................................      557,298
                        Felcore Lodging LP,
    Ba3        1,000      8.50%, 6/01/11 ..........................................................................      967,500
    Ba3        1,000      9.50%, 9/15/08 ..........................................................................      997,500
                                                                                                                    ------------
                                                                                                                       2,522,298
                                                                                                                    ------------
                        TECHNOLOGY--2.1%
    BB+        2,000    Unisys Corp., 8.125%, 6/01/06 .............................................................    2,145,000
                                                                                                                    ------------
                        TELECOMMUNICATION--8.2%
   BBB+          900(2) AT&T Corp., 6.50%, 11/15/06 ...............................................................      964,676
    B3         1,000    Crown Castle Int'l. Corp., 10.75%, 8/01/11 ................................................    1,035,000
    Ba3        2,000    PanAmSat Corp., 8.50%, 2/01/12 ............................................................    2,160,000
   CCC+          450    Qwest Capital Funding, Inc., 5.875%, 8/03/04 ..............................................      418,500
    Aa3        2,000(2) Verizon New England, Inc., 6.50%, 9/15/11 .................................................    2,261,075
     A         1,000(2) Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom) .......................................    1,210,540
                        Worldcom, Inc.,
    NR           400      7.375%, 1/15/06(3,4) ....................................................................      112,000
    NR           200      8.00%, 5/15/06(4) .......................................................................       56,000
                                                                                                                    ------------
                                                                                                                       8,217,791
                                                                                                                    ------------
                        TRANSPORTATION--5.3%
   BBB+          500    Canadian National Railway Co., 6.90%, 7/15/28 (Canada) ....................................      576,850
   Baa1          400    Norfolk Southern Corp., 7.05%, 5/01/37 ....................................................      461,269
     B         2,000    Pacer Intl., Inc., Ser. B, 11.75%, 6/01/07 ................................................    2,120,000
     B         2,000    RailAmerica Transp. Corp., 12.875%, 8/15/10 ...............................................    2,180,000
                                                                                                                    ------------
                                                                                                                       5,338,119
                                                                                                                    ------------
                        Total Corporate Bonds .....................................................................  142,273,255
                                                                                                                    ------------

                        FOREIGN GOVENMENT BONDS--1.1%
    Baa2       1,000    United Mexican States, 8.125%, 12/30/19 (Mexico) ..........................................    1,130,000
                                                                                                                    ------------
                        SUPRANATIONAL--0.9%
    AAA          850(2) European Investment Bank, 4.875%, 9/06/06 .................................................      919,861
                                                                                                                    ------------

                        TOTAL INVESTMENTS--144.0% (COST $143,798,660) .............................................  144,323,116
                        LIABILITIES IN EXCESS OF OTHER ASSETS--(44.0)% ............................................  (44,098,269)
                                                                                                                    ------------

                        NET ASSETS--100% .......................................................................... $100,224,847
                                                                                                                    ------------

----------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2003, the Trust held 10.0% of its net assets, with a current market value of $10,071,100, in securities restricted as to resale.
(4) Issuer is technically in default.







                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2003
--------------------------------------------------------------------------------

                                                                          Broad Investment
                                                                             Grade 2009          Core
Assets                                                                      Term Trust(1)      Bond Trust
                                                                          ----------------   -------------
Investments at value(2) ..............................................     $  67,486,179     $ 604,469,491
Cash .................................................................            75,072           267,764
Receivable from investments sold .....................................           142,795        33,363,149
Variation margin receivable ..........................................            39,188           499,366
Collateral deposited with brokers ....................................                --                --
Receivable for closed forward foreign currency contracts, net ........                --           102,514
Interest receivable ..................................................           825,961         9,556,326
Unrealized appreciation on interest rate swaps .......................                --                --
Other assets .........................................................            10,547            20,603
                                                                           -------------     -------------
                                                                              68,579,742       648,279,213
                                                                           -------------     -------------

Liabilities
Reverse repurchase agreements ........................................        18,166,250        52,728,594
Payable to custodian .................................................                --                --
Payable for investments purchased ....................................                --       181,314,682
Loan payable .........................................................                --                --
Investments sold short at value(3) ...................................                --                --
Outstanding options written at value(4) ..............................                --                --
Interest payable .....................................................             4,348               100
Interest rate floors at value ........................................                --                --
Payable for open forward foreign currency contracts ..................                --           232,302
Unrealized depreciation on interest rate swaps and purchase commitment                --                --
Variation margin payable .............................................                --                --
Investment advisory fee payable ......................................            22,668           216,107
Administration fee payable ...........................................             6,182                --
Deferred Directors/Trustees fees .....................................             9,500            13,524
Other accrued expenses ...............................................           173,221            75,789
                                                                           -------------     -------------
                                                                              18,382,169       234,581,098
                                                                           -------------     -------------
Net Assets ...........................................................     $  50,197,573     $ 413,698,115
                                                                           =============     =============
Composition of Net Assets:
  Par value ..........................................................     $      29,571     $      27,019
  Paid-in capital in excess of par ...................................        40,240,039       386,206,969
  Cost of shares held in treasury(5) .................................                --                --
  Undistributed (distributions in excess of) net investment income ...         7,769,200        (3,746,782)
  Accumulated net realized gain (loss) ...............................         1,208,563        13,661,944
  Net unrealized appreciation (depreciation) .........................           950,200        17,073,033
  Accumulated net realized and unrealized foreign currency loss ......                --           475,932
                                                                           -------------     -------------
Net assets, April 30, 2003 ...........................................     $  50,197,573     $ 413,698,115
                                                                           =============     =============
Net asset value per common share(6) ..................................            $16.98            $15.31
                                                                                  ======            ======

(1)Consolidated Statement of Assets and Liabilities
(2)Investments at cost                                                     $  66,489,325     $ 586,812,069
(3)Proceeds received                                                                  --                --
(4)Premium received                                                                   --                --
(5)Shares held in treasury                                                            --                --
(6)Common shares issued and outstanding                                        2,957,093        27,018,774






                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


                                   INCOME
               HIGH              OPPORTUNITY            INCOME             STRATEGIC
            YIELD TRUST             TRUST                TRUST            BOND TRUST
           ------------         ------------        ------------         ------------
           $ 58,801,618         $599,994,605        $594,565,355         $144,323,116
                     --              103,912             349,511               58,472
                     --            2,974,659           1,278,602                   --
                     --            1,445,063                  --                   --
                     --            1,180,000          16,464,688                   --
                     --                   --                  --                   --
              2,420,967            7,652,624           5,454,311            3,834,357
                     --            1,146,903                  --                   --
                 51,781               76,914              85,796                2,933
           ------------         ------------        ------------         ------------
             61,274,366          614,574,680         618,198,263          148,218,878
           ------------         ------------        ------------         ------------


                     --          187,816,125         110,819,750           47,747,000
                130,057                   --                  --                   --
                     --            2,946,894                  --                   --
             19,250,000                   --                  --                   --
                     --                   --          16,444,606                   --
                     --              323,740           1,187,046                   --
                 28,690              536,147           1,523,155                   --
                     --                   --           1,626,107                   --
                     --                   --                  --                   --
                     --               11,220           8,474,732                   --
                     --                   38             103,380                   --
                 51,575              204,004             253,933               65,021
                  4,912               34,001              78,133                   --
                 14,185               69,232              84,681                2,933
                 71,363              104,960             144,505              179,077
           ------------         ------------        ------------         ------------
             19,550,782          192,046,361         140,740,028           47,994,031
           ------------         ------------        ------------         ------------
           $ 41,723,584         $422,528,319        $477,458,235         $100,224,847
           ------------         ------------        ------------         ------------

           $      6,367         $    344,497        $    632,471         $      7,026
             93,758,505          406,532,068         563,097,029          100,127,403
                     --          (17,377,850)                 --                   --
                (70,114)           5,340,133           8,842,687            1,377,247
            (32,427,076)           9,827,500         (86,680,931)          (1,811,285)
            (19,544,098)          18,057,969          (8,433,021)             524,456
                     --             (195,998)                 --                   --
           ------------         ------------        ------------         ------------
           $ 41,723,584         $422,528,319        $477,458,235         $100,224,847
           ------------         ------------        ------------         ------------
                  $6.55               $12.27               $7.55               $14.27
                  =====               ======               =====               ======


           $ 78,345,716         $580,342,044        $591,680,223         $143,798,660
                     --                   --          16,810,234                   --
                     --               56,660             207,753                   --
                     --            1,757,400                  --                   --
              6,367,294           34,449,693          63,247,058            7,025,735

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2003
--------------------------------------------------------------------------------

                                                                   BROAD INVESTMENT
                                                                      GRADE 2009           CORE
INVESTMENT INCOME                                                    TERM TRUST(1)      BOND TRUST
                                                                   ----------------    ------------
  Interest income ..............................................     $  2,267,041      $ 14,561,365
                                                                     ------------      ------------
EXPENSES
  Investment advisory ..........................................          138,035         1,519,509
  Administration ...............................................           37,646                --
  Transfer agent ...............................................            5,380             8,305
  Custodian ....................................................           33,703            71,335
  Reports to shareholders ......................................           28,287            47,965
  Directors/Trustees fees ......................................            7,109            23,542
  Registration .................................................            1,175            15,620
  Independent accountants ......................................           24,697            21,502
  Interest expense .............................................          131,598           180,954
  Excise tax ...................................................          219,172                --
  Legal ........................................................            9,663            13,885
  Miscellaneous ................................................           11,751            54,133
                                                                     ------------      ------------
    Total expenses .............................................          648,216         1,956,750
    Less fees waived by Advisor ................................               --                --
    Less fees paid indirectly ..................................               --            (4,390)
                                                                     ------------      ------------
    Net expenses ...............................................          648,216         1,952,360
                                                                     ------------      ------------
Net investment income ..........................................        1,618,825        12,609,005
                                                                     ------------      ------------

REALIZED AND UNREALIZED GAIN (LOSS) Net realized gain (loss) on:
    Investments ................................................         (127,696)        8,567,737
    Foreign currency ...........................................               --           573,241
    Futures ....................................................          322,209         5,078,583
    Interest rate caps .........................................               --                --
    Interest rate swaps ........................................               --                --
    Options written ............................................               --                --
    Short sales ................................................               --                --
                                                                     ------------      ------------
                                                                          194,513        14,219,561
                                                                     ------------      ------------
Net change in unrealized appreciation/depreciation on:
    Investments ................................................       (1,409,314)       15,838,819
    Foreign currency ...........................................               --           (49,074)
    Futures ....................................................         (119,548)          (81,596)
    Interest rate caps .........................................               --                --
    Interest rate floors .......................................               --                --
    Interest rate swaps ........................................               --                --
    Options written ............................................               --           134,580
    Short sales ................................................               --                --
                                                                     ------------      ------------
                                                                       (1,528,862)       15,842,729
                                                                     ------------      ------------
Net gain (loss) on investments .................................       (1,334,349)       30,062,290
                                                                     ------------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........     $    284,476      $ 42,671,295
                                                                     ============      ============

----------
(1) Consolidated Statement of Operations.




                       See Notes to Financial Statements.

                            INCOME
        HIGH              OPPORTUNITY           INCOME              STRATEGIC
     YIELD TRUST             TRUST               TRUST             BOND TRUST
    ------------         ------------        ------------         ------------
    $  4,262,804         $ 16,474,347        $ 21,284,662         $  6,268,135
    ------------         ------------        ------------         ------------

         308,225            1,218,930           1,560,470              515,550
          29,355              203,155             480,145                   --
          10,909               17,035              43,141                7,831
          15,762              102,040              86,904               25,055
          29,753               67,383              61,985               14,828
           5,950               26,633              32,351                6,229
          11,157               15,620              24,049               11,157
          17,209               54,465              54,103               20,426
         186,714              849,627             857,092              366,074
              --                   --                  --                   --
          12,397               44,902              21,660                6,089
          10,916               76,704              87,481               13,577
    ------------         ------------        ------------         ------------
         638,347            2,676,494           3,309,381              986,816
              --                   --                  --             (137,480)
          (1,382)              (2,863)             (6,094)              (6,112)
    ------------         ------------        ------------         ------------
         636,965            2,673,631           3,303,287              843,224
    ------------         ------------        ------------         ------------
       3,625,839           13,800,716          17,981,375            5,424,911
    ------------         ------------        ------------         ------------


      (2,083,995)          (1,268,598)            920,149           (1,494,577)
              --             (195,998)                 --                   --
              --           10,871,248             (65,475)                  --
              --                   --              (1,317)                  --
              --                5,570            (882,431)                  --
              --               64,050             234,850                   --
              --              (27,844)           (162,481)                  --
    ------------         ------------        ------------         ------------
      (2,083,995)           9,448,428              43,295           (1,494,577)
    ------------         ------------        ------------         ------------

       4,784,614           16,220,556          (8,646,770)          12,621,690
              --              168,091                  --                   --
              --           (2,262,090)         (1,162,947)                  --
              --                   --             354,083                   --
              --                   --             381,599                   --
              --             (969,381)           (439,203)                  --
              --             (157,822)           (578,680)                  --
              --              599,240            (230,622)                  --
    ------------         ------------        ------------         ------------
       4,784,614           13,598,594         (10,322,540)          12,621,690
    ------------         ------------        ------------         ------------
       2,700,619           23,047,022         (10,279,245)          11,127,113
    ------------         ------------        ------------         ------------
    $  6,326,458         $ 36,847,738        $  7,702,130         $ 16,552,024
    ============         ============        ============         ============

STATEMENTS OF CASH FLOWS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2003
--------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE (DECREASE)                               BROAD INVESTMENT
   IN NET ASSETS RESULTING FROM OPERATIONS TO                              GRADE 2009           CORE
   NET CASH FLOWS PROVIDED BY (USED FOR)                                  TERM TRUST(1)      BOND TRUST
   OPERATING ACTIVITIES                                                 ----------------    ------------

Net increase in net assets resulting from operations ................     $    284,476      $ 42,671,295
                                                                          ------------      ------------
Decrease (increase) in investments ..................................        5,505,802        (5,899,816)
Net realized loss (gain) ............................................         (194,513)      (14,219,561)
Decrease (increase) in unrealized appreciation/depreciation .........        1,528,862       (15,842,729)
Decrease in interest rate caps ......................................               --                --
Increase in interest rate floors ....................................               --                --
Decrease in interest rate swaps and purchase commitments ............               --                --
Decrease (increase) in receivable for investments sold ..............         (142,795)       (2,055,612)
Increase in receivable for forward foreign currency contracts .......               --          (102,514)
Decrease (increase) in variation margin receivable ..................          (15,626)          (89,091)
Decrease (increase) in collateral deposited with brokers ............               --                --
Decrease (increase) in interest receivable ..........................           39,201        (1,672,899)
Decrease (increase) in other assets .................................           (1,384)           (8,094)
Decrease in payable for investments purchased .......................               --        (3,196,129)
Increase (decrease) in payable for forward foreign currency contracts               --           103,042
Decrease in variation margin payable ................................               --                --
Increase (decrease) in interest payable .............................          (12,975)              (48)
Increase (decrease) in outstanding options written ..................               --          (334,219)
Increase (decrease) in investments sold short .......................               --                --
Increase (decrease) in investment advisory fee payable ..............           (1,361)           (4,694)
Decrease in administration fee payable ..............................             (371)               --
Increase in deferred Directors/Trustees fees ........................            1,823             4,428
Increase (decrease) in other accrued expenses .......................         (158,318)          (35,753)
                                                                          ------------      ------------
  Total adjustments .................................................        6,548,345       (43,353,689)
                                                                          ------------      ------------
Net cash flows provided by (used for) operating activities ..........     $  6,832,821      $   (682,394)
                                                                          ============      ============

INCREASE (DECREASE) IN CASH AND FOREIGN CURRENCY
Net cash flows provided by (used for) operating activities ..........     $  6,832,821      $   (682,394)
                                                                          ------------      ------------
Cash flows provided by (used for) financing activities:
  Increase (decrease) in reverse repurchase agreements ..............       (5,502,937)       17,326,094
  Cash dividends paid ...............................................       (1,330,536)      (16,211,242)
                                                                          ------------      ------------
Net cash flows provided by (used for) financing activities ..........       (6,833,473)        1,114,852
                                                                          ------------      ------------
Effect of changes in exchange rate ..................................               --                --
                                                                          ------------      ------------
  Net increase (decrease) in cash ...................................             (652)          432,458
  Cash at beginning of period .......................................           75,724          (164,694)
                                                                          ------------      ------------
  Cash at end of period .............................................     $     75,072      $    267,764
                                                                          ============      ============

----------
(1) Consolidated Statement of Cash Flows.




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             INCOME
          HIGH             OPPORTUNITY            INCOME            STRATEGIC
      YIELD TRUST             TRUST                TRUST           BOND TRUST
     -------------        ------------        ------------         ------------

     $  6,326,458         $ 36,847,738        $  7,702,130         $ 16,552,024
     ------------         ------------        ------------         ------------
          175,007          (18,213,420)         83,353,851           (3,797,110)
        2,083,995           (9,448,428)            (43,295)           1,494,577
       (4,784,614)         (13,598,594)         10,322,540          (12,621,690)
               --                   --                  20                   --
               --                   --            (560,474)                  --
               --              980,601             449,403                   --
               --           98,916,946          18,402,695                   --
               --                   --                  --                   --
               --             (756,221)            296,214                   --
               --           (1,180,000)            769,687                   --
         (108,956)          (1,857,398)          1,368,150             (149,088)
              488               16,537              (5,500)                (476)
               --          (98,621,183)         (1,460,612)                  --
               --                   --                  --                   --
               --                   38             103,380                   --
          (11,874)             256,256            (763,696)             (35,552)
               --               90,022             330,080                   --
               --          (73,551,740)         16,444,606                   --
           (2,379)              (2,181)            (25,901)               1,787
             (226)                (363)             (7,476)                  --
            1,593                8,037              11,006                1,182
            8,101             (190,923)           (103,353)              17,978
     ------------         ------------        ------------         ------------
       (2,638,865)        (117,152,014)        128,881,325          (15,088,392)
     ------------         ------------        ------------         ------------
     $  3,687,593         $(80,304,276)       $136,583,455         $  1,463,632
     ============         ============        ============         ============


     $  3,687,593         $(80,304,276)       $136,583,455         $  1,463,632
     ------------         ------------        ------------         ------------

               --          102,112,338         (94,972,514)           3,523,625
       (3,555,578)         (21,799,162)        (41,629,035)          (4,921,483)
     ------------         ------------        ------------         ------------
       (3,555,578)          80,313,176        (136,601,549)           1,397,858
     ------------         ------------        ------------         ------------
               --                3,681                  --                   --
     ------------         ------------        ------------         ------------
          132,015               12,581             (18,094)              65,774
         (262,072)              91,331             367,605               (7,302)
     ------------         ------------        ------------         ------------
     $   (130,057)        $    103,912        $    349,511         $     58,472
     ============         ============        ============         ============

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED) AND FOR THE PERIOD(1) ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                             BROAD INVESTMENT GRADE
                                                                2009 TERM TRUST(2)                CORE BOND TRUST
                                                        -----------------------------    ------------------------------
                                                            2003             2002             2003             2002
                                                       -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income ............................   $   1,618,825    $   5,953,008    $  12,609,005    $  26,838,280
  Net realized gain (loss) .........................         194,513        2,180,535       14,219,561           78,567
  Net change in unrealized appreciation/depreciation      (1,528,862)      (2,064,590)      15,842,729        1,070,052
                                                       -------------    -------------    -------------    -------------
Net increase in net assets resulting
  from operations ..................................         284,476        6,068,953       42,671,295       27,986,899
                                                       -------------    -------------    -------------    -------------

DIVIDENDS AND DISTRIBUTIONS:
  From net investment income .......................      (1,330,536)      (2,291,473)     (16,211,242)     (26,838,280)
  From net realized gains ..........................              --               --               --               --
  Tax return of capital distributions ..............              --               --               --               --
  In excess of net investment income ...............              --               --               --         (179,545)
                                                       -------------    -------------    -------------    -------------
    Total dividends and distributions ..............      (1,330,536)      (2,291,473)     (16,211,242)     (27,017,825)
                                                       -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from the issuance of common shares ..              --               --               --      357,484,731
  Net proceeds from the underwriters'
    overallotment option exercised .................              --               --               --       28,650,000
  Trust shares issued in conjunction with
    reinvestment of dividends ......................              --               --               --          134,257
  Cost of Trust shares reacquired ..................              --               --               --               --
                                                       -------------    -------------    -------------    -------------
    Net proceeds from capital share transactions ...              --               --               --      386,268,988
                                                       -------------    -------------    -------------    -------------
      Total increase (decrease) ....................      (1,046,060)       3,777,480       26,460,053      387,238,062
                                                       -------------    -------------    -------------    -------------

NET ASSETS
Beginning of period ................................      51,243,633       47,466,153      387,238,062               --
                                                       -------------    -------------    -------------    -------------
End of period ......................................   $  50,197,573    $  51,243,633    $ 413,698,115    $ 387,238,062
                                                       =============    =============    =============    =============
End of period undistributed (distributions in
  excess of) net investment income .................   $   7,769,200    $   7,480,911    $  (3,746,782)   $    (144,545)

----------
(1) Commencement of investment operations for Core Bond was November 30, 2001. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts' statements are for a full year.
(2) Consolidated Statement of Changes in Net Assets.




                       See Notes to Financial Statements.

             HIGH YIELD TRUST                     INCOME OPPORTUNITY TRUST                       INCOME TRUST
    ---------------------------------        ---------------------------------        ---------------------------------
         2003                2002                 2003                2002                 2003                2002
    ------------         ------------        ------------         ------------        ------------         ------------




    $  3,625,839         $  7,613,863        $ 13,800,716         $ 39,603,548        $ 17,981,375         $ 62,183,766
      (2,083,995)          (8,468,860)          9,448,428           (6,747,774)             43,295           28,398,002
       4,784,614            2,224,397          13,598,594            5,135,503         (10,322,540)         (50,286,165)
    ------------         ------------        ------------         ------------        ------------         ------------

       6,326,458            1,369,400          36,847,738           37,991,277           7,702,130           40,295,603
    ------------         ------------        ------------         ------------        ------------         ------------


      (3,625,839)          (7,613,863)        (13,434,708)         (25,885,698)        (44,475,823)         (35,876,922)
              --                   --          (8,364,454)                  --                  --                   --
              --             (584,069)                 --                   --                  --                   --
         (70,114)                  --                  --                   --                  --                   --
    ------------         ------------        ------------         ------------        ------------         ------------
      (3,695,953)          (8,197,932)        (21,799,162)         (25,885,698)        (44,475,823)         (35,876,922)
    ------------         ------------        ------------         ------------        ------------         ------------


              --                   --                  --                   --                  --                   --


              --                   --                  --                   --                  --                   --

         140,375              261,647                  --                   --           2,846,788              202,011
              --                   --                  --           (2,381,796)                 --                   --
    ------------         ------------        ------------         ------------        ------------         ------------
         140,375              261,647                  --           (2,381,796)          2,846,788              202,011
    ------------         ------------        ------------         ------------        ------------         ------------
       2,770,880           (6,566,885)         15,048,576            9,723,783         (33,926,905)           4,620,692
    ------------         ------------        ------------         ------------        ------------         ------------


      38,952,704           45,519,589         407,479,743          397,755,960         511,385,140          506,764,448
    ------------         ------------        ------------         ------------        ------------         ------------
    $ 41,723,584         $ 38,952,704        $422,528,319         $407,479,743        $477,458,235         $511,385,140
    ============         ============        ============         ============        ============         ============

    $    (70,114)        $         --        $  5,340,133         $  4,974,125        $  8,842,687         $ 35,337,135

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED) AND FOR THE PERIOD(1) ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------


                                                              STRATEGIC BOND TRUST
                                                         ------------------------------
                                                              2003             2002
                                                         -------------    -------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income ..............................   $   5,424,911    $   6,886,556
  Net realized loss ..................................      (1,494,577)        (316,708)
  Net change in unrealized appreciation/depreciation .      12,621,690      (12,097,234)
                                                         -------------    -------------
Net increase (decrease) in net assets resulting
  from operations ....................................      16,552,024       (5,527,386)
                                                         -------------    -------------
DIVIDENDS FROM NET INVESTMENT INCOME .................      (5,053,253)      (5,890,967)
                                                         -------------    -------------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from the issuance of common shares ....              --       99,920,015
  Trust shares issued in conjunction with reinvestment
    of dividends .....................................         131,770           92,644
                                                         -------------    -------------
    Net proceeds from capital share transactions .....         131,770      100,012,659
                                                         -------------    -------------
      Total increase .................................      11,630,541       88,594,306
                                                         -------------    -------------

NET ASSETS
Beginning of period ..................................      88,594,306               --
                                                         -------------    -------------
End of period ........................................   $ 100,224,847    $  88,594,306
                                                         =============    =============
End of period undistributed net investment income ....   $   1,377,247    $   1,005,589

----------
(1) Commencement of investment operations for Strategic Bond was February 28, 2002. This information includes the initial investment by BlackRock Funding, Inc.






                       See Notes to Financial Statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS

------------------------------------------------
BlackRock Broad Investment Grade 2009 Term Trust
------------------------------------------------

                                         SIX MONTHS ENDED                           YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2003     ----------------------------------------------------------------------
                                            (UNAUDITED)         2002           2001           2000           1999           1998
                                         ----------------    ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(1) .     $  17.33         $  16.05       $  13.64       $  13.64       $  15.01       $  14.48
                                              --------         --------       --------       --------       --------       --------
Investment operations:
  Net investment income .................         0.55             2.01           1.17           0.91           0.93           1.20
  Net realized and unrealized gain (loss)        (0.45)            0.04           2.01          (0.09)         (1.45)          0.23
                                              --------         --------       --------       --------       --------       --------
Net increase (decrease) from
  investment operations .................         0.10             2.05           3.18           0.82          (0.52)          1.43
                                              --------         --------       --------       --------       --------       --------
Dividends from net investment income ....        (0.45)           (0.77)         (0.77)         (0.82)         (0.85)         (0.90)
                                              --------         --------       --------       --------       --------       --------
Net asset value, end of period(1) .......     $  16.98         $  17.33       $  16.05       $  13.64       $  13.64       $  15.01
                                              ========         ========       ========       ========       ========       ========
Market value, end of period(1) ..........     $  16.40         $  16.18       $  14.39       $  11.94       $  11.44       $  13.25
                                              ========         ========       ========       ========       ========       ========
TOTAL INVESTMENT RETURN(2) ..............         4.18%           18.34%         27.66%         12.11%         (7.68)%        17.15%
                                              ========         ========       ========       ========       ========       ========
RATIOS TO AVERAGE NET ASSETS:
Total expenses ..........................         2.58%(3)         2.50%          3.52%          4.36%          3.49%          3.51%
Net expenses ............................         2.58%(3)         2.50%          3.52%          4.36%          3.49%          3.51%
Net expenses excluding interest expense
  and excise tax ........................         1.19%(3)         1.16%          1.16%          1.31%          1.03%          1.01%
Net investment income ...................         6.45%(3)        12.22%          7.93%          6.83%          6.58%          8.13%
SUPPLEMENTALDATA:
Average net assets (000) ................     $ 50,611         $ 48,731       $ 43,701       $ 39,425       $ 41,909       $ 43,482
Portfolio turnover ......................           12%              35%            19%            36%            25%            25%
Net assets, end of period (000) .........     $ 50,198         $ 51,244       $ 47,466       $ 40,321       $ 40,345       $ 44,395
Reverse repurchase agreements
  outstanding, end of period (000) ......     $ 18,166         $ 23,669       $ 13,373       $ 18,850       $ 16,304       $ 19,770
Asset coverage(4) .......................     $  3,763         $  3,165       $  4,550       $  3,139       $  3,475       $  3,246

----------
(1) Net asset value and market value are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(2) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3) Annualized.
(4) Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the unaudited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.





                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

-------------------------
BlackRock Core Bond Trust
-------------------------

                                                                   SIX MONTHS       FOR THE PERIOD
                                                                     ENDED       NOVEMBER 30, 2001(1)
                                                                 APRIL 30, 2003        THROUGH
                                                                  (UNAUDITED)      OCTOBER 31, 2002
                                                                 --------------  -------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(2) ......................      $   14.33          $   14.33
                                                                    ---------          ---------
Investment operations:
   Net investment income .....................................           0.47               0.99
   Net realized and unrealized gain ..........................           1.11               0.04
                                                                    ---------          ---------
Net increase from investment operations ......................           1.58               1.03
                                                                    ---------          ---------
Dividends and distributions from net investment income .......          (0.60)             (1.00)
                                                                    ---------          ---------
Capital charges with respect to issuance of shares ...........          (0.60)             (0.03)
                                                                    ---------          ---------
Net asset value, end of period(2) ............................      $   15.31          $   14.33
                                                                    =========          =========
Market value, end of period(2) ...............................      $   14.88          $   13.82
                                                                    =========          =========

TOTAL INVESTMENT RETURN(3) ...................................          12.23%             (1.02)%
                                                                    =========          =========
RATIOS TO AVERAGE NET ASSETS:(4)
Total expenses ...............................................           0.99%              1.04%
Net expenses .................................................           0.99%              1.04%
Net expenses excluding interest expense ......................           0.90%              0.93%
Net investment income ........................................           6.40%              7.67%
SUPPLEMENTAL DATA:
Average net assets (000) .....................................      $ 397,596          $ 380,277
Portfolio turnover ...........................................            208%               419%
Net assets, end of period (000) ..............................      $ 413,698          $ 387,238
Reverse repurchase agreements outstanding, end of period (000)      $  52,729          $ 165,215
Asset coverage(5) ............................................      $   8,846          $   3,342

----------
(1) Commencement of investment operations. This information includes the initial investments by BlackRock Funding, Inc. Net asset value immediately after the closing of the public offering was $14.30.
(2) Net asset value and market value are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(3) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4) Annualized.
(5) Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the unaudited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.






                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                                               FOR THE PERIOD
                                                                                                             DECEMBER 23, 1998(1)
                                                  SIX MONTHS ENDED            YEAR ENDED OCTOBER 31,               THROUGH
                                                   APRIL 30, 2003   ----------------------------------------     OCTOBER 31,
                                                     (UNAUDITED)       2002          2001           2000            1999
                                                     ----------     ----------     ----------     ---------- ------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(2) ..........     $   6.13       $   7.20       $  10.60       $  13.58       $  15.00
                                                       --------       --------       --------       --------       --------
Investment operations:
   Net investment income .........................         0.57           1.20           1.32           1.66           1.29
   Net realized and unrealized gain (loss) .......         0.43          (0.98)         (3.13)         (3.02)         (1.52)
                                                       --------       --------       --------       --------       --------
Net increase (decrease) from investment operations         1.00           0.22          (1.81)         (1.36)         (0.23)
                                                       --------       --------       --------       --------       --------
Dividends and distributions:
   From net investment income ....................        (0.58)         (1.20)         (1.48)         (1.62)         (1.17)
   Tax return of capital .........................           --          (0.09)         (0.11)            --             --
                                                       --------       --------       --------       --------       --------
Total dividends and distributions ................        (0.58)         (1.29)         (1.59)         (1.62)         (1.17)
                                                       --------       --------       --------       --------       --------
Capital charge with respect to issuance of shares            --             --             --             --          (0.02)
                                                       --------       --------       --------       --------       --------
Net asset value, end of period(2) ................     $   6.55       $   6.13       $   7.20       $  10.60       $  13.58
                                                       ========       ========       ========       ========       ========
Market value, end of period(2) ...................     $  10.29       $   8.68       $   9.18       $  11.88       $  12.50
                                                       ========       ========       ========       ========       ========

TOTAL INVESTMENT RETURN(3) .......................        26.28%          7.97%        (11.31)%         8.23%         (9.68)%
                                                       ========       ========       ========       ========       ========
RATIOS TO AVERAGE NET ASSETS:
Total expenses ...................................       3.22%(4)         3.47%          4.90%          5.29%         4.16%(4)
Net expenses .....................................       3.22%(4)         3.47%          4.90%          5.29%         4.08%(4)
Net expenses excluding interest expense ..........       2.27%(4)         2.20%          2.03%          1.99%         1.98%(4)
Net investment income ............................      18.32%(4)        16.29%         14.23%         13.12%        10.34%(4)
SUPPLEMENTAL DATA:
Average net assets (000) .........................     $ 39,917       $ 46,751       $ 58,553       $ 79,602       $ 92,116
Portfolio turnover ...............................           22%           147%            71%            92%           121%
Net assets, end of period (000) ..................     $ 41,724       $ 38,953       $ 45,520       $ 66,867       $ 85,652
Loan outstanding, end of period (000) ............     $ 19,250       $ 19,250       $ 23,000       $ 33,000       $ 41,000
Asset coverage(5) ................................     $  3,167       $  3,024       $  2,983       $  3,032       $  3,094

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Financial Management, Inc.
(2) Net asset value and market value are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(3) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4) Annualized.
(5) Per $1,000 of loan outstanding.

The information above represents the unaudited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.






                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

----------------------------------
BlackRock Income Opportunity Trust
----------------------------------

                                            SIX MONTHS ENDED                    YEAR ENDED OCTOBER 31,
                                             APRIL 30, 2003   ---------------------------------------------------------
                                              (UNAUDITED)       2002        2001         2000        1999        1998
                                            ----------------  --------    --------     --------    --------    --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(1) ..     $  11.83       $  11.47    $  11.03     $  11.45    $  11.88    $  12.47
                                               --------       --------    --------     --------    --------    --------
Investment operations:
   Net investment income .................         0.40           1.15        0.87         0.70        0.84        0.78
   Net realized and unrealized gain (loss)         0.67          (0.05)       0.34        (0.31)      (0.46)      (0.53)
                                               --------       --------    --------     --------    --------    --------
Net increase from investment operations ..         1.07           1.10        1.21         0.39        0.38        0.25
                                               --------       --------    --------     --------    --------    --------
Dividends and distributions:
   From net investment income ............        (0.39)         (0.75)      (0.23)       (0.39)      (0.84)      (0.84)
   From net realized gains ...............        (0.24)            --          --        (0.04)         --          --
   Tax return of capital .................           --             --       (0.54)       (0.41)         --          --
                                               --------       --------    --------     --------    --------    --------
Total dividends and distributions ........        (0.63)         (0.75)      (0.77)       (0.84)      (0.84)      (0.84)
                                               --------       --------    --------     --------    --------    --------
Increase resulting from Trust shares
   repurchased ...........................           --           0.01       0.002         0.03        0.03          --
                                               --------       --------    --------     --------    --------    --------
Net asset value, end of period(1) ........     $  12.27       $  11.83    $  11.47     $  11.03    $  11.45    $  11.88
                                               ========       ========    ========     ========    ========    ========
Market value, end of period(1) ...........     $  11.17       $  10.50    $  10.41     $   9.75    $   9.69    $   9.88
                                               ========       ========    ========     ========    ========    ========

TOTAL INVESTMENT RETURN(3) ...............        12.68%          8.44%      15.09%        9.82%       6.70%       1.34%
                                               ========       ========    ========     ========    ========    ========
RATIOS TO AVERAGE NET ASSETS:
Total expenses ...........................         1.32%(4)       1.40%       3.62%        3.76%       3.18%       3.01%
Net expenses .............................         1.32%(4)       1.40%       3.62%        3.76%       3.18%       3.01%
Net expenses excluding interest expense ..         0.90%(4)       0.93%       1.01%        0.88%       0.85%       0.88%
Net investment income ....................         6.79%(4)      10.04%       7.76%        6.14%       7.14%       6.39%
SUPPLEMENTAL DATA:
Average net assets (000) .................     $409,677       $394,495    $388,478     $396,157    $426,283    $444,051
Portfolio turnover .......................           36%           153%         83%          82%        186%        153%
Net assets, end of period (000) ..........     $422,528       $407,480    $397,756     $383,651    $406,178    $430,107
Reverse repurchase agreements outstanding,
   end of period (000) ...................     $187,816       $ 85,704    $136,385     $178,033    $149,346    $173,520
Asset coverage(5) ........................     $  3,250       $  5,755    $  3,916     $  3,155    $  3,720    $  3,479

----------
(1) Net asset value and market value published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(2) Less than $0.005 per share.
(3) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4) Annualized.
(5) Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the unaudited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.






                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

----------------------
BlackRock Income Trust
----------------------

                                           SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                            APRIL 30, 2003    ------------------------------------------------------------
                                             (UNAUDITED)         2002         2001         2000         1999         1998
                                           ----------------    --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(1) ..     $   8.13        $   8.06     $   7.23     $   7.31     $   7.94     $   8.12
                                               --------        --------     --------     --------     --------     --------
Investment operations:
   Net investment income .................         0.28            0.99         0.56         0.50         0.73         0.62
   Net realized and unrealized gain (loss)        (0.15)          (0.35)        0.83        (0.02)       (0.80)       (0.24)
                                               --------        --------     --------     --------     --------     --------
Net increase (decrease) from
   investment operations .................         0.13            0.64         1.39         0.48        (0.07)        0.38
                                               --------        --------     --------     --------     --------     --------
Dividends from net investment income .....        (0.71)          (0.57)       (0.56)       (0.56)       (0.56)       (0.56)
                                               --------        --------     --------     --------     --------     --------
Net asset value, end of period(1) ........     $   7.55        $   8.13     $   8.06     $   7.23     $   7.31     $   7.94
                                               ========        ========     ========     ========     ========     ========
Market value, end of period(1) ...........     $   8.07        $   8.07     $   7.26     $   6.38     $   6.13     $   6.94
                                               ========        ========     ========     ========     ========     ========
TOTAL INVESTMENT RETURN(2) ...............         9.47%          15.35%       23.23%       14.01%       (4.04)%       9.29%
                                               ========        ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS:
Total expense ............................         1.38%(3)        2.05%        2.54%        2.78%        3.03%        3.33%
Net expenses .............................         1.38%(3)        2.05%        2.54%        2.78%        3.03%        3.33%
Net expenses excluding interest expense ..         1.02%(3)        1.03%        1.03%        1.05%        1.01%        1.01%
Net investment income ....................         7.49%(3)       12.28%        7.43%        7.11%        9.54%        7.74%
SUPPLEMENTAL DATA:
Average net assets (000) .................     $484,124        $506,533     $470,185     $448,027     $482,685     $506,858
Portfolio turnover .......................           32%            125%          32%         114%         144%         214%
Net assets, end of period (000) ..........     $477,458        $511,385     $506,764     $454,510     $459,399     $499,075
Reverse repurchase agreements outstanding,
   end of period (000) ...................     $110,820        $205,792     $118,634     $ 64,460     $186,451     $198,336
Asset coverage(4) ........................     $  5,308        $  3,485     $  5,272     $  8,095     $  3,478     $  3,520

----------
(1) Net asset value and market value are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(2) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3) Annualized.
(4) Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the unaudited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.






                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

------------------------------
BlackRock Strategic Bond Trust
------------------------------

                                                                                  FOR THE PERIOD
                                                              SIX MONTHS ENDED  FEBRUARY 28, 2002(1)
                                                               APRIL 30, 2003        THROUGH
                                                                 (UNAUDITED)     OCTOBER 31, 2002
                                                              ----------------  -------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(2) ......................   $  12.63             $  14.33
                                                                 --------             --------
Investment operations:
   Net investment income .....................................       0.77                 0.98
   Net realized and unrealized loss ..........................       1.59                (1.77)
                                                                 --------             --------
Net increase from investment operations ......................       2.36                (0.79)
                                                                 --------             --------
Dividends from net investment income .........................         --                (0.84)
                                                                 --------             --------
Capital charges with respect to issuance of shares ...........      (0.72)               (0.07)
                                                                 --------             --------
Net asset value, end of period(2) ............................   $  14.27             $  12.63
                                                                 ========             ========
Market value, end of period(2) ...............................   $  14.65             $  12.35
                                                                 ========             ========
TOTAL INVESTMENT RETURN(3) ...................................      25.05%              (12.34)%
                                                                 ========             ========
RATIOS TO AVERAGE NET ASSETS:(4)
Total expenses ...............................................       2.11%                2.57%
Net expenses .................................................       1.80%                2.26%
Net expenses excluding interest expense ......................       1.02%                1.25%
Net investment income ........................................      11.60%               10.68%
SUPPLEMENTAL DATA:
Average net assets (000) .....................................   $ 94,271             $ 95,675
Portfolio turnover ...........................................         19%                  22%
Net assets, end of period (000) ..............................   $100,225             $ 88,594
Reverse repurchase agreements outstanding, end of period (000)   $ 47,747             $ 44,223
Asset coverage(5) ............................................   $  3,099             $  3,003

----------
(1) Commencement of investment operations. This information includes the initial investments by BlackRock Funding, Inc. Net asset value immediately after the closing of the public offering was $14.25.
(2) Net asset value and market value are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(3) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4) Annualized.
(5) Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the unaudited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.






                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION & ACCOUNTING  POLICIES

The BlackRock Broad Investment Grade 2009 Term Trust Inc. ("Broad Investment Grade"), BlackRock Core Bond Trust ("Core Bond"), The BlackRock High Yield Trust ("High Yield"), BlackRock Income Opportunity Trust ("Income Opportunity"), The BlackRock Income Trust Inc. ("Income Trust") and BlackRock Strategic Bond Trust ("Strategic Bond") are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Broad Investment Grade, Income Opportunity and Income Trust are Maryland corporations. Core Bond, High Yield and Strategic Bond are organized as Delaware statutory trusts.

   On December 3, 1999, Broad Investment Grade transferred a substantial portion of its total assets to a 100% owned regulated investment company subsidiary called BCT Subsidiary, Inc. The financial statements and these notes to the financial statements for Broad Investment Grade are consolidated and include the operations of both Broad Investment Grade and its wholly owned subsidiary after elimination of all intercompany transactions and balances.

The following is a summary of significant accounting policies followed by the Trusts.

SECURITIES VALUATION: The Trusts value most of their securities on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust's Board of Directors/Trustees (the "Board"). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust's Board.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Trust may be delayed or limited.

OPTION SELLING/PURCHASING: When a Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

   Options, when used by the Trusts, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

   Option selling and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

   The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

INTEREST RATE SWAPS: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

   During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

   The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

SWAP OPTIONS: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether a Trust has realized a gain or loss on investment transactions.

   The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

   Swap options may be used by the Trusts to manage the duration of the Trusts' portfolios in a manner similar to more generic options described above.

INTEREST RATE CAPS: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

   Interest rate caps are intended to both manage the duration of the Trusts' portfolios and their exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio's duration, making them less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experience primarily in the form of leverage.

   The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts do not anticipate non-performance by any counterparty.

   Transactions fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

INTEREST RATE FLOORS: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

   Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolios duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts' leverage provides extra income in a period of falling rates. Selling floors reduces some of that advantage by partially monetizing it as an up front payment which the Trusts receive.

   The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

   Transactions fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

   Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

FORWARD CURRENCY CONTRACTS: The Trusts enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a secu-rity fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

   Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band to the objectives of the Trusts.

FOREIGN CURRENCY TRANSLATION: Foreign currency amounts are translated into United States dollars on the following basis:

   (i) market value of investment securities, other assets and liabilities--at the New York City noon rates of exchange.

   (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

   The Trusts isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trusts isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

   Net realized and unrealized foreign exchange gains and losses including realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, maturities of foreign reverse repurchase agreements, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts' books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

SHORT SALES: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

SECURITY LENDING: The Trusts may lend their portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trusts may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trusts receive compensation for lending their securities in the form of interest on the loan. The Trusts also continue to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the accounts of the Trusts. The Trusts did not enter into any security lending transactions during the six months ended April 30, 2003.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

FEDERAL INCOME TAXES: It is each Trust's (excluding Strategic Bond) intention to continue, and Strategic Bond intends to elect, to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, Broad Investment Grade intends to retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

DIVIDENDS AND DISTRIBUTIONS: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DEFERRED COMPENSATION PLAN: Under the revised deferred compensation plan approved by each Trust's Board, non-interested Trustees may elect to defer receipt of all or a portion of their annual compensation. As of January 1, 2003, the Board elected to require its members to defer a portion of their annual complex compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock Trusts selected by the Directors/Trustees.

   The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Directors/Trustees in order to match its deferred compensation obligations.

NOTE 2. AGREEMENTS

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the "Advisor"), which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to both Core Bond and Strategic Bond. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement on Core Bond and Strategic Bond covers both investment advisory and administration services. Broad Investment Grade has an Administration Agreement with Princeton Administrators, L.P. ("Princeton"), an indirect wholly owned affiliate of Merrill Lynch & Co., Inc. High Yield, Income Opportunity and Income Trust have an Administration Agreement with Prudential Investments LLC ("Prudential"), an indirect wholly owned subsidiary of Prudential Financial, Inc.

   Each Trust's investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.55% for Broad Investment Grade, 0.60% for Income Opportunity and 0.65% for Income Trust, of each Trust's average net assets and 0.55% for Core Bond, 1.05% for High Yield and 0.75% for Strategic Bond, of each Trust's average weekly managed assets. The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on Strategic Bond as a percentage of its average weekly managed assets as follows:
0.20% for the first 5 years of the Trust's operations, 0.15% in year 6, 0.10% in year 7 and 0.05% in year 8.

   The administration fee paid to each Trust's respective administrator, on other than Core Bond and Strategic Bond, is computed weekly and payable monthly based on an annual rate, 0.15% for Broad Investment Grade, 0.10% for Income Opportunity and 0.20% of the first $500 million and 0.15% on any excess for Income Trust, of each Trust's average net assets and 0.10% for High Yield based on its average weekly managed assets.

   Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs for Core Bond and Strategic Bond. Each Trust's respective administrator pays occupancy and certain clerical and accounting costs of their respective Trust(s). Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to each Trust.

   Pursuant to the terms of their custody agreements, Core Bond, High Yield, Income Opportunity, Income Trust and Strategic Bond received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees during the six months ended April 30, 2003, the amounts earned were $4,390, $1,382, $2,863, $6,094 and $6,112, respectively.

NOTE 3. PORTFOLIO  SECURITIES

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the six months ended April 30, 2003, aggregated as follows:

TRUST                                    PURCHASES             SALES
-----                                 --------------      ---------------
Broad Investment Grade                $    2,793,709      $    10,778,554
Core Bond                              1,093,538,346        1,050,553,478
High Yield                                12,358,553           12,848,350
Income Opportunity                       244,183,901          184,572,814
Income Trust                              65,856,647           83,410,882
Strategic Bond                            25,405,635           23,286,165

Purchases and sales of U.S. government securities for the six months ended April 30, 2003, aggregated as follows:

TRUST                                    PURCHASES             SALES
-----                                 --------------      ---------------
Broad Investment Grade                $    5,144,969      $            --
Core Bond                                243,923,419          266,608,529
High Yield                                        --                   --
Income Opportunity                         5,983,552           19,938,516
Income Trust                             130,038,105          122,103,351
Strategic Bond                             1,940,222            3,130,971

   The Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNCBank or its affiliates, including Midland Loan Services, Inc. It is possible under certain circumstances, that PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

   At April 30, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross/net unrealized appreciation/depreciation for securities held by each Trust were as follows:

TRUST                          COST         APPRECIATION      DEPRECIATION           NET
-----                     ------------      ------------      ------------      ------------
Broad Investment Grade    $ 66,508,995      $  1,304,156      $    326,972      $    977,184
Core Bond                  586,812,069        22,486,965         4,829,543        17,657,422
High Yield                  78,346,743         3,566,520        23,111,645       (19,545,125)
Income Opportunity         580,342,044        25,157,150         5,504,589        19,652,561
Income Trust               591,719,044        31,266,170        28,419,859         2,846,311
Strategic Bond             143,798,660         5,946,949         5,422,493           524,456

   For Federal income tax purposes, the following Trusts had capital loss carryforwards at October 31, 2002:

                              CAPITAL LOSS                                         CAPITAL LOSS
TRUST                     CARRYFORWARDS AMOUNT    EXPIRES         TRUST        CARRYFORWARDS AMOUNT      EXPIRES
-----                     --------------------    -------     --------------   --------------------      -------
Broad Investment Grade        $   472,280          2003       Income Trust          $10,359,634           2003
                                   85,817          2008                              27,373,194           2004
                              -----------
                              $   558,097                                            33,107,952           2007
                              ===========
High Yield                    $ 3,443,603          2007                               1,352,206           2008
                                3,270,311          2008                              13,940,898           2009
                                                                                    -----------
                               15,159,280          2009                             $86,133,884
                                                                                    ===========
                                8,468,860          2010       Strategic Bond        $   316,708           2010
                              -----------                                           ===========
                              $30,342,054
                              ===========

   Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its carryforward amounts.

   Details of open financial futures contracts at April 30, 2003, were as follows:

                          NUMBER OF                         EXPIRATION        VALUE AT          VALUE AT        UNREALIZED
TRUST                     CONTRACTS          TYPE              DATE          TRADE DATE      APRIL 30, 2003    DEPRECIATION
-----                     ---------   ------------------    ----------     -------------     --------------    ------------
LONG POSITION:
Broad Investment Grade        66      10 Yr. U.S. T-Note     Jun. '03      $   7,644,904       $ 7,598,250     $   (46,654)
                                                                                                               -----------
Core Bond                     27      10 Yr. U.S. T-Note     Jun. '03          3,106,266         3,092,344     $   (13,922)
                           1,109      30 Yr. U.S. T-Bond     Jun. '03        126,610,509       125,420,969      (1,189,540)
                                                                                                               -----------
                                                                                                               $(1,203,462)
                                                                                                               ===========
Income Opportunity         1,233      10 Yr. U.S. T-Note     Jun. '03        142,711,378       141,949,125     $  (762,253)
                           1,261      30 Yr. U.S. T-Bond     Jun. '03        144,436,146       143,793,407        (642,739)
                                                                                                               -----------
                                                                                                               $(1,404,992)
                                                                                                               ===========
Income Trust                 296      10 Yr. U.S. T-Note     Jun. '03         34,286,235        34,077,000     $  (209,235)
                                                                                                               -----------
SHORT POSITION:
Core Bond                    653       5 Yr. U.S. T-Note     Jun. '03         73,837,578        73,972,656     $  (135,078)
                                                                                                                ----------
Income Opportunity         1,001       5 Yr. U.S. T-Note     Jun. '03        112,794,327       113,863,750     $(1,069,423)
                                                                                                               -----------
Income Trust                 204      30 Yr. U.S. T-Bond     Jun. '03         23,006,571        23,262,375     $  (255,804)
                              30          Eurodollar         Jun. '04          7,346,137         7,367,625         (21,488)
                              30          Eurodollar         Sep. '04          7,316,513         7,341,375         (24,862)
                              30          Eurodollar         Dec. '04          7,289,138         7,312,125         (22,987)
                              30          Eurodollar         Mar. '05          7,266,638         7,287,375         (20,737)
                              25          Eurodollar         Jun. '05          6,036,781         6,053,125         (16,344)
                              25          Eurodollar         Sep. '05          6,021,156         6,035,625         (14,469)
                              25          Eurodollar         Dec. '05          6,006,156         6,019,063         (12,907)
                              25          Eurodollar         Mar. '06          5,992,407         6,005,000         (12,593)
                                                                                                               -----------
                                                                                                               $  (402,191)
                                                                                                               ===========

   Details of open forward currency contracts at April 30, 2003, were as follows:

                                                                 VALUE AT         VALUE AT         UNREALIZED
                               SETTLEMENT       CONTRACT        SETTLEMENT        APRIL 30,       APPRECIATION
TRUST AND FOREIGN CURRENCY        DATE         TO RECEIVE          DATE             2003         (DEPRECIATION)
--------------------------     ----------     -------------    -----------       -----------     --------------
Core Bond
   BOUGHT:
   Euro                          5/13/03        5,935,723e     $ 6,291,865       $ 6,633,688        $ 341,823
   Swedish Krona                 5/14/03        7,088,380kr        855,051           866,445           11,394
                                                                                                     --------
                                                                                                    $ 353,217
                                                                                                     ========

   SOLD:
   Canadian Dollar               5/12/03       20,693,686$     $14,033,260       $14,420,700        $(387,440)
   Swedish Krona                 5/14/03       50,391,090kr      5,961,453         6,159,532         (198,079)
                                                                                                     --------
                                                                                                    $(585,519)
                                                                                                     ========

   Income Trust held one interest rate cap. Under the agreement, Income Trust receives the excess, if any, of a floating rate over a fixed rate. Income Trust paid a transaction fee for each cap. Transaction fees are amortized through the termination of the agreement. Details of the cap at April 30, 2003, were as follows:

  NOTIONAL                                                               VALUE AT
   AMOUNT       FIXED        FLOATING       TERMINATION     AMORTIZED    APRIL 30,     UNREALIZED
    (000)       RATE           RATE            DATE           COST         2003       DEPRECIATION
 ---------     ------     -------------     -----------     ---------    ---------    ------------
 $100,000       7.75%     3-month LIBOR        5/4/03        $2,423         --          $(2,423)
                                                             ======       ======        =======

   Income Trust held one interest rate floor. Under the agreement, Income Trust pays the excess, if any, of a fixed rate over a floating rate. Income Trust received a transaction fee for the floor. Transaction fees are amortized through the termination of the agreement. Details of the interest rate floor held at April 30, 2003, were as follows:

  NOTIONAL                                                               VALUE AT
   AMOUNT       FIXED        FLOATING       TERMINATION     AMORTIZED    APRIL 30,     UNREALIZED
    (000)       RATE           RATE            DATE           COST         2003       DEPRECIATION
 ---------     ------     -------------     -----------     ---------    ----------   ------------
 $35,000        6.00%     1-month LIBOR      1/25/05        $596,250     $1,626,107   $(1,029,857)
                                                            ========     ==========   ===========

   Details of open interest rate swaps at April 30, 2003, were as follows:

                         NOTIONAL                                                        UNREALIZED
                          AMOUNT         FIXED         FLOATING        TERMINATION      APPRECIATION
TRUST                      (000)         RATE            RATE             DATE         (DEPRECIATION)
-----                   --------       ---------     -------------     -----------     --------------
Income Opportunity      $ 10,000       4.47% (a)     3-month LIBOR      11/04/12         $  (270,265)
                           7,000       5.23% (a)     3-month LIBOR      11/04/21            (295,267)
                          26,000       5.46% (a)     3-month LIBOR      10/28/22          (1,840,418)
                           9,000       5.71% (b)     3-month LIBOR       5/22/06             904,864
                          47,000       5.73% (b)     3-month LIBOR       5/04/06           2,647,989
                                                                                         -----------
                                                                                         $ 1,146,903
                                                                                         ===========

Income Trust            $ 24,000       3.55% (b)     3-month LIBOR      10/24/06            $841,526
                         162,000       4.22% (b)     3-month LIBOR       5/04/06           4,441,003
                          32,000       5.46% (a)     3-month LIBOR      10/17/12          (3,379,213)
                          24,000       6.04% (a)     3-month LIBOR      11/15/21          (3,468,213)
                          46,300       6.07% (a)     3-month LIBOR       8/28/22          (6,899,635)
                                                                                         -----------
                                                                                         $(8,464,532)
                                                                                         ===========

----------
(a) Trust pays fixed  interest rate and receives  floating  rate.
(b) Trust pays floating interest rate and receives fixed rate.

   Transactions in options written during the six months ended April 30, 2003, were as follows:

                                                               CONTRACTS/
                                                                NOTIONAL
                                                                 AMOUNT           PREMIUM
TRUST                                                             (000)           RECEIVED
---------                                                      ----------        ----------

CORE BOND
   Options outstanding at October 31, 2002                           138          $ 199,639
   Options expired                                                  (138)          (199,639)
                                                                --------          ---------
   Options outstanding at April 30, 2003                              --                $--
                                                                ========          =========

INCOME OPPORTUNITY
   Options outstanding at October 31, 2002                      $  6,000          $ 124,460
   Options terminated in closing purchase transactions            (3,000)           (67,800)
                                                                --------          ---------
   Options outstanding at April 30, 2003                        $  3,000          $  56,660
                                                                ========          =========

INCOME TRUST
   Options outstanding at October 31, 2002                      $ 22,000          $ 456,353
   Options terminated in closing purchase transactions           (11,000)          (248,600)
                                                                --------          ---------
   Options outstanding at April 30, 2003                        $ 11,000          $ 207,753
                                                                ========          =========

NOTE 4.  BORROWINGS

REVERSE REPURCHASE AGREEMENTS: The Trusts may enter into reverse repurchase agreements with qualified, third-party broker-dealers as determined by and under the direction of the Trusts' Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

   The average daily balance and weighted average interest rate of reverse repurchase agreements during the six months ended April 30, 2003, were as follows:

                            AVERAGE DAILY       WEIGHTED AVERAGE
TRUST                         BALANCE             INTEREST RATE
-----                      --------------       -----------------
Broad Investment Grade      $ 19,884,350               1.33%
Core Bond                     36,555,171               1.00
Income Opportunity           129,194,462               1.33
Income Trust                 131,038,100               1.32
Strategic Bond                44,339,122               1.66

DOLLAR ROLLS: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

LOAN PAYABLE: High Yield has a $32 million committed credit facility (the "facility"). Under the terms of the facility, the Trust borrows at the London Interbank Offered Rate ("LIBOR") plus facility and administrative fees. In addition, the Trust pays a liquidity fee on the unused portion of the facility. The Trust may borrow up to 331/3% of its total assets up to the committed amount. In accordance with the terms of the debt agreement, the Trust has pledged its portfolio assets as collateral for the borrowing.

   For the six months ended April 30, 2003, High Yield borrowed a daily weighted average balance of $19,250,000 at a weighted average interest rate at 1.96%.

NOTE 5. CAPITAL

There are 200 million of $0.01 par value common shares authorized for Broad Investment Grade, Income Opportunity and Income Trust. There are an unlimited number of $0.001 par value common shares authorized for Core Bond, High Yield and Strategic Bond. At April 30, 2003, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were:

                              COMMON SHARES                COMMON SHARES
TRUST                          OUTSTANDING                     OWNED
------                        -------------                -------------
Broad Investment Grade          2,957,093                      7,093
Core Bond                      27,018,774                      9,425
High Yield                      6,367,294                         --
Income Opportunity             34,449,693                         --
Income Trust                   63,247,058                         --
Strategic Bond                  7,025,735                      9,425

   During the six months ended April 30, 2003, High Yield, Income Trust and Strategic Bond issued 15,326, 372,241 and 9,581 shares, respectively, under the terms of each Trust's Dividend Reinvestment Plan.

NOTE 6. DIVIDENDS

Subsequent to April 30, 2003, the Board of each of the Trusts declared dividends from undistributed earnings per common share payable May 30, 2003, to shareholders of record on May 15, 2003. The per share common dividends declared were as follows:

                             COMMON DIVIDEND
TRUST                           PER SHARE
-----                        ---------------
Broad Investment Grade           $0.075000
Core Bond                         0.100000
High Yield                        0.096875
Income Opportunity                0.070000
Income Trust                      0.051042
Strategic Bond                    0.120000

NOTE 7. COMMITMENT

On October 9, 1997, Income Opportunity and Income Trust each entered into a commitment to purchase an aggregate of up to $22,000,000 and $20,000,000, respectively, of Overseas Private Investment Corp. securities prior to the commitment expiration on September 30, 2003. As of April 30, 2003, Income Opportunity and Income Trust have purchased such securities with market values of $16,260,093 and $14,781,903, respectively. As of April 30, 2003, the remaining outstanding commitments of Income Opportunity and Income Trust were $8,975,780 and $8,159,800, respectively.

NOTE 8.  SUBSEQUENT  EVENT

On May 22, 2003, the Boards of High Yield and Strategic Bond voted to change each Trust's monthly distribution per share, effective with the distribution declared on June 2, 2003, to $0.0905 and $0.13, respectively.

                           DIVIDEND REINVESTMENT PLANS
--------------------------------------------------------------------------------

   Pursuant to each Trust's respective Dividend Reinvestment Plan (the "Plan"), shareholders of Broad Investment Grade, Income Opportunity and Income Trust may elect, while shareholders of Core Bond, High Yield and Strategic Bond are automatically enrolled, to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the "Plan Agent") in the respective Trust's shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

   After Broad Investment Grade and/or Income Opportunity Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' account, by the purchase of outstanding shares on the open market, on the Trust's primary exchange or elsewhere ("open market purchases"). The Trust will not issue any new shares under the Plan.

   After Core Bond, High Yield, Income Trust and/or Strategic Bond declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust ("newly issued shares") or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

   The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

   Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence concerning the Plan should be directed to the Plan Agent at 150 Royall Street, Canton, MA 02021 or (800) 699-1BFM.


                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      The Joint Annual Meeting of Shareholders was held on May 22, 2003, to elect a certain number of Directors/Trustees for each of the following Trusts to three year terms, unless otherwise indicated, expiring in 2006:

BROAD INVESTMENT GRADE
----------------------

      Elected the Class III Directors and in accordance with Maryland law elected Walter F. Mondale, for the remainder of his term, as follows:

DIRECTOR                        VOTES FOR     VOTES WITHHELD
--------                        ---------     --------------
Andrew F. Brimmer               2,755,165         33,798
Kent Dixon                      2,756,365         32,598
Robert S. Kapito                2,756,665         32,298
Walter F. Mondale(1)            2,741,445         47,518

CORE BOND
---------

      Elected the Class II Trustees as follows:

TRUSTEE                         VOTES FOR     VOTES WITHHELD
-------                        ----------     --------------
Frank J. Fabozzi               26,044,831         154,361
Walter F. Mondale              25,961,379         237,813
Ralph L. Schlosstein           26,047,238         151,954

----------
(1) Walter F. Mondale's term will expire in 2005.

HIGH YIELD
----------

      Elected the Class I Trustees as follows:

TRUSTEE                         VOTES FOR     VOTES WITHHELD
-------                         ---------     --------------
Richard E. Cavanagh             6,052,239         57,124
James Clayburn La Force, Jr.    6,047,853         61,510

INCOME OPPORTUNITY
------------------

      Elected the Class II Directors and in accordance with Maryland law elected Robert S. Kapito, for the remainder of his term, as follows:

DIRECTOR                        VOTES FOR     VOTES WITHHELD
--------                       ----------     --------------
Frank J. Fabozzi               31,940,094         248,935
Robert S. Kapito(2)            31,945,672         243,357
Walter F. Mondale              31,855,311         333,718
Ralph L. Schlosstein           31,950,515         238,514

INCOME TRUST
------------

      Elected the Class II Directors and in accordance with Maryland law elected Robert S. Kapito, for the remainder of his term, as follows:

DIRECTOR                        VOTES FOR     VOTES WITHHELD
--------                       ----------     --------------
Frank J. Fabozzi               58,207,702         677,691
Robert S. Kapito2              58,219,376         666,017
Walter F. Mondale              57,970,768         914,625
Ralph L. Schlosstein           58,222,291         663,102

STRATEGIC BOND
--------------

      Elected the Class II Trustees as follows:

TRUSTEE                         VOTES FOR     VOTES WITHHELD
-------                         ---------     --------------
Frank J. Fabozzi                6,752,233         52,587
Walter F. Mondale               6,726,221         78,599
Ralph L. Schlosstein            6,750,877         53,943

----------
(2) Robert S. Kapito's term will expire in 2004.

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














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


                           BlackRock Closed-End Funds


Directors/Trustees
   Ralph L. Schlosstein, CHAIRMAN
   Andrew F. Brimmer
   Richard E. Cavanagh
   Kent Dixon
   Frank J. Fabozzi
   Robert S. Kapito
   James Clayburn La Force, Jr.
   Walter F. Mondale

Officers
   Robert S. Kapito, PRESIDENT
   Henry Gabbay, TREASURER
   Anne Ackerley, VICE PRESIDENT
   Richard M. Shea, VICE PRESIDENT/TAX
   James Kong, ASSISTANT TREASURER
   Vincent B. Tritto, SECRETARY
   Brian P. Kindelan, ASSISTANT SECRETARY

Investment Advisor
   BlackRock Advisors, Inc.
   100 Bellevue Parkway
   Wilmington, DE 19809
   (800) 227-7BFM

Sub-Advisor(1)
   BlackRock Financial Management, Inc.
   40 East 52nd Street
   New York, NY 10022

Custodian
   State Street Bank and Trust Company
   One Heritage Drive
   North Quincy, MA 02171

Transfer Agent
   EquiServe Trust Company, N.A.
   150 Royall Street
   Canton, MA 02021
   (800) 699-1BFM

Independent Accountants
   Deloitte & Touche LLP
   200 Berkeley Street
   Boston, MA 02116

Legal Counsel
   Skadden, Arps, Slate, Meagher & Flom LLP
   Four Times Square
   New York, NY 10036

Legal Counsel - Independent Directors/Trustees
   Debevoise & Plimpton
   919 Third Avenue
   New York, NY 10022

   This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

--------------------------------------------------------------------------------

BlackRockAdvisors, Inc.(2)            Princeton Administrators, L.P.(2)       Prudential Investments LLC(2)
100 Bellevue Parkway                  P.O. Box 9095                           Gateway Center Three
Wilmington, DE 19809                  Princeton, NJ 08543-9095                100 Mulberry Street
(800) 227-7BFM                        (800) 543-6217                          Newark, NJ 07102-4077
     BlackRock Core Bond Trust             BlackRock Broad Investment Grade   (800) 227-7BFM
     BlackRock Strategic Bond Trust          2009 Term Trust                       BlackRock High Yield Trust
                                                                                   BlackRock Income Opportunity Trust
                                                                                   BlackRock Income Trust

----------
(1)  For BlackRock Core Bond Trust and BlackRock Strategic Bond Trust only.
(2) Provides administrative services for the Trust(s) listed directly below its name.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 227-7BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.



                                                                [BLACKROCK LOGO]

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.


ITEM 6.  [RESERVED.]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.


ITEM 8.  [RESERVED.]


ITEM 9.  CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.


ITEM 10.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) Certification of Principal Executive Officer.

(b)(2) Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The BlackRock Broad Investment Grade 2009 Term Trust Inc.

By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Treasurer
Date:    6/30/03

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
         ---------------------------
Name:    Robert S. Kapito
Title:   Principal Executive Officer
Date:    6/30/03

By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Principal Financial Officer
Date:    6/30/03